[Translation]






               SECURITIES REGISTRATION STATEMENT
                         for NAV Sale



                   Annual Securities Report

                       (the Third Term)
                    From:  October 1, 1996
                    To:  September 30, 1997



        AMENDMENT TO SECURITIES REGISTRATION STATEMENT











                PUTNAM DIVERSIFIED INCOME TRUST




[Translation]






               SECURITIES REGISTRATION STATEMENT
                         for NAV Sale










\




                PUTNAM DIVERSIFIED INCOME TRUST


               SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance
                                                       Filing
                              Date of SRS:   February 4, 1998

Name of the Registrant Trust:      PUTNAM DIVERSIFIED INCOME
                              TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

                              Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM DIVERSIFIED
                              INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 220 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of 220 million
                              Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is 2,754.4 million U.S.
                              dollars (approximately Yen350
                              billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen127.20 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 28th November, 1997.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of 28th November, 1997 (U.S.$12.52) by 220 million Class M Shares for convenience.



      Places where a copy of this Securities Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Securities Registration
                   Statement in Japanese is
              8 including front and back pages.)





                        C O N T E N T S

                                                Japanese  This
                                                OriginalEnglish
                                                      Translation


PART I.   INFORMATION CONCERNING SECURITIES    1    1


PART II.  INFORMATION CONCERNING ISSUER             4      5

I.   DESCRIPTION OF THE FUND                        4      5

     l.   GENERAL INFORMATION                              4
5

     2.   INVESTMENT POLICY                         4      5

     3.   MANAGEMENT STRUCTURE                      4      5

     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.                  4
5

     5.   STATUS OF INVESTMENT FUND                 4      5

II.  OUTLINE OF THE TRUST                                  4
5

III. OUTLINE OF THE OTHER RELATED COMPANIES         4      5

IV.  FINANCIAL CONDITION OF THE FUND                       4
5

V.   SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES                    4
5

VI.  MISCELLANEOUS                                  4      5


PART III. SPECIAL INFORMATION                       5      7

I.   OUTLINE OF THE SYSTEM OF INVESTMENT
     TRUSTS IN MASSACHUSETTS                        5      7

II.  FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                        11  14

III. FORM OF FOREIGN INVESTMENT
     FUND SECURITIES                                      11
14
PART I.                       INFORMATION CONCERNING
                              SECURITIES

1.                            NAME OF FUND:            PUTNAM
                              DIVERSIFIED INCOME TRUST

(hereinafter referred to as the
                              "Fund")

2.                            NATURE OF FOREIGN        Four
                              classes of shares (Class A
                              shares,
                              INVESTMENT FUND SECU-    Class B
                              shares, Class M shares and Class
                              Y
                              RITIES CERTIFICATES:
                              shares)

Registered share certificate
                              without par value
                                                       In
                              Japan, Class M shares
                              (hereinafter referred to as the
                              "Shares") are for public
                              offering.  No rating has been
                              acquired.

3.                            NUMBER OF SHARES TO      Up to
                              220 million Shares
                              BE OFFERED FOR SALE
                              (IN JAPAN)

4.                            TOTAL AMOUNT OF          Up to
                              the total amount aggregating the
                              OFFERING PRICE:
                              amounts calculated by
                              multiplying the respective net
                              asset value per Share by the
                              respective number of Shares in
                              respect of 220 million Shares
                                                       (The
                              maximum amount expected to be
                              sold is 2,754.4 million U.S.
                              dollars (approximately Yen 350
                              billion).

    Note 1: The maximum amount expected to be sold is the amount calculated, for convenience, by multiplying the net asset value per Share as of 28th November, 1997 ($12.52) by the number of Shares to be offered (220 million).

    Note 2: Dollar amount is translated for convenience at the rate of $1.00=Yen127.20 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 28th November, 1997). The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.                            ISSUE PRICE:            The Net
                              Asset Value per Share next
                              calculated on a Fund Business
                              Day after the application for
                              purchase is received by the
                              Fund.

    Note:A "Fund Business Day" means a day on which the New
          York Stock Exchange is open for business.

6.                            SALES CHARGE:
                              Subscription charge applicable
                              in Japan shall be 3.25% of the
                              Net Asset Value.  (0.25% of the
                              Net Asset Value divided by (1-
                              0.0325) and rounded to the
                              nearest in the three decimal
                              places shall be retained by
                              Putnam Mutual Funds Corp. as the
                              Fund's Principal Underwriter.)

7.                            MINIMUM AMOUNT OR        The
                              minimum amount for purchase of
                              NUMBER OF SHARES         Shares
                              is 300 shares and in integral
                              FOR SUBSCRIPTION:
                              multiples of 10 shares.

8.                            PERIOD OF SUBSCRIPTION:  From:
                              20th February, 1998 (Friday)
                                                       To:
                              19th August, 1998 (Wednesday)

Provided that the subscription
                              is handled only on a Fund
                              Business Day and a business day
                              when securities companies are
                              open for business in Japan.

9.                            DEPOSIT FOR SUBSCRIPTION:
                              None.

10.                           PLACE OF SUBSCRIPTION:
                              Yamatane Securities Co., Ltd.
                              (hereinafter referred to as
                              "Yamatane")
                                                       7-12,
                              Nihonbashi-Kabuto-cho, Chuo-ku,
                              Tokyo

Shineiishino Securities Co.,
                              Ltd.
                                                       1-3,
                              Onogaradori 6-chome, Chuo-ku,
                              Kobe-shi, Hyogo Prefecture
    Note:The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.

11.                           DATE AND PLACE
                              Investors shall pay the Issue
                              Price and Sales
                              OF PAYMENT:              Charge
                              to Yamatane within 4 business
                              days in Japan from the day when
                              Yamatane confirms the execution
                              of the order (the "Trade Day")
                              (see page 22).
                                                       The
                              total issue price for each
                              Application Day will be
                              transferred by Yamatane to the
                              account of the Fund at Putnam
                              Fiduciary Trust Company, the
                              transfer agent, within 3 Fund
                              Business Days (hereinafter
                              referred to as "Payment Date")
                              from (and including) the
                              Application Day.

12.  OUTLINE OF UNDERWRITING, ETC.:
(A) Yamatane undertakes to make a public offering of 31.78 million Shares in accordance with an agreement dated 19th May, 1997 with Putnam Mutual Funds Corp. in connection with the sale of the Shares in Japan.
(B) During the public offering period, Yamatane will execute or forward the purchase orders and repurchase requests of the Shares received directly or indirectly through other Handling Securities Companies to the Fund.
(C)  The Fund has appointed Yamatane as the Agent Securities
     Company in Japan.
    Note:"The Agent Securities Company" shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other handling securities companies (the "Handling Securities Companies") rendering such other services.

13.  MISCELLANEOUS:
(A)  Method of Subscription:
          A Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account ("Contract") and the investors submit to the Handling Securities Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen in principle and the yen exchange rate shall be, in the case of subscriptions on and before 30th May, 1997, the forward cable exchange rate for each Payment Date in Tokyo as of the Trade Day or, in the case of subscriptions on and after 1st June, 1997, the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Handling Securities Company.
          The subscription amount shall be paid in dollars to the account of the Fund with Putnam Fiduciary Trust Company as transfer agent for the Fund by Yamatane on the Payment Date.
(B)  Expenses summary:
          Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in class M shares of the Fund and expenses incurred in respect of class M shares in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment in class M shares over the specified periods.

     Shareholder transaction expenses
     Maximum sales charge imposed on purchases
     (as a percentage of offering price)   3.25%

     Deferred sales charge                 None

     Annual Fund operating expenses
     (as a percentage of average net assets)

     Management fees                       0.54%
     12b-1 fees                            0.50%
     Other expenses                        0.20%
     Total Fund operating expenses         1.24%

          The table is provided to help you understand the expenses of investing in class M shares of the Fund and of your share of the operating expenses the Fund incurs. The expenses shown in the table do not reflect the application of credits related to expense offset arrangements that reduce certain Fund expenses.

     Example
          An investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period.

     One year                              $45
     3 years                                $71
     5 years                                $98
     10 years                              $178

          The example does not represent past or future expense levels. Actual expenses may be greater or less than those shown. Federal regulations require the example to assume a 5% annual return, but actual annual return varies.
(C)  Offerings other than in Japan:
          Shares are simultaneously offered in the United
     States of America.
PART II.  INFORMATION CONCERNING ISSUER

I.   DESCRIPTION OF THE FUND
     The description in this item is same as the description in I. DESCRIPTION OF THE FUND of the Securities Report set forth below (the Securities Report mentioned below, from page 1 to page 32)

II.  OUTLINE OF THE TRUST
     The description in this item is same as the description in II. OUTLINE OF THE TRUST of the Securities Report set forth below (Ditto, from page 33 to page 67)

III. OUTLINE OF THE OTHER RELATED COMPANIES
     The description in this item is same as the description in III. OUTLINE OF THE OTHER RELATED COMPANIES of the
     Securities Report set forth below (Ditto, from page 68 to page 69)

IV.  FINANCIAL CONDITIONS OF THE FUND
     The description in this item is same as the description in IV. FINANCIAL CONDITIONS OF THE FUND of the Securities
     Report set forth below (Ditto, from page 70 to page 183)

V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES
     The description in this item is same as the description in V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES of the Securities Report set forth below (Ditto, page
     207)

VI.  MISCELLANEOUS
 (1) The following documents in connection with the Fund were filed with MOF.
          May 12, 1997:            Securities Registration
     Statement
          May 22, 1997:            Amendment to Securities
     Registration Statement
          August 4, 1997:     Securities Registration
     Statement
          January 5, 1998:    Amendment to Securities
     Registration Statement
(2) The ornamental design is used in cover page of the Japanese Prospectus.
(3) The following must be set forth in the Prospectus. Outline of the Prospectus will be included at the beginning of the Prospectus, summarizing the content of
     Part I., Information on the securities, "I. Descriptions of the Fund", "III. Outline of Other Related Companies" and "IV. Finanacial Condition of the Fund" in Part II, Information on the Issuer, of the SRS.
(4)  Summarized Preliminary Prospectus will be used.
     Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item 1.(1)(b), of Article 12 of the Ordinance Concerning the Disclosure of the Content, etc. of the Specified Securities.
        (a) The content of the summarized Preliminary Prospectus may be publicized by leaflets, pamphlets, direct mails (post cards and mails in envelopes) or at newspapers, magazines and other books.
        (b) The layout, quality of papers, priting colour, design etc. of the Summarized Preliminary Prospectus may varyetc. of the Summarized Prelimin ary Prospectus may vary depending on manner of usage. Photos and illustrations set forth in the attached may be used.
        (c) For information of the Fund's achievements, the changes of the net asset value per share and thefluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years may be set out in the figures or graphs. Such information regarding the Fund's achievement may be converted into and presented in yen.
        (d) An example of dividend receivable corresponding to a certain amount of purchase may be mentioned on the basis of historical performance of the Fund. Such amount of dividend and purchase may be described converted to Japanese yen may be described as well.
        (e) An example of delivery amount corresponding to a certain number of shares applied may be mentioned on the basis of the historical Net Asset Value. Such amount of delivery may be described converted to Japanese yen may be described as well.

PART III. SPECIAL INFORMATION


I.   OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN
     MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entirety by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes ant regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.  Investment Company Act of 1940

              The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.  Securities Act of 1933

              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities.
          The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.  Securities Exchange Act of 1934

              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.  The Internal Revenue Code

              An investment company is an entity subject to federal income taxation under the Internal Revenue Code. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.  Other laws

              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933
          Act, and the 1934 Act, among others, to the Fund.
          The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

          2. State authorities typically have broad authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities related to the offering and sale of securities to their residents or within their jurisdictions.

     C.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     D.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its registration statement if it becomes materially inaccurate or misleading;

          2.  Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          5.  Maintenance of a code of ethics; and

          6.  Periodic board review of certain fund
          transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

     The board of directors or trustees of a fund are responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00 p.m., New York time) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven says, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the
Exercise of Such Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Shareholders would normally be entitled to receive the net assets of a fund which were liquidated in accordance with the proportion of the fund's outstanding shares he owns.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the United States
Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to U.S. federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. In addition, as a Massachusetts business trust, the Fund under present Massachusetts law is not subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company", the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of its net short-term capital gains over net long-term capital losses for such year;
(c) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25 % of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     In addition, until the start of the Fund's first tax year beginning after August 5, 1997, the Fund must derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months in order to qualify as a regulated investment company.

     If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions will be taxable to shareholders as ordinary income, except that any distributions designated by the Fund as deriving from net gains on securities held for more than one year but not more than 18 months and from net gains on securities held for more than 18 months will be taxable as such, regardless of how long a shareholder has held
shares in the Fund.   Distributions will be taxable as
described above whether received in cash or in shares through the reinvestment of distributions. Shareholders who are not subject to U.S. federal income tax on their income generally will not have to pay such tax on amounts distributed to them.

     Distributions from capital gains are made after applying any available capital loss carryovers.

     The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund".

     A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Special tax ruled apply to investments though defined contribution plans and other tax-qualified plans.
Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

     The Fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the Fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. Shareholders who fail to furnish their correct TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state or local taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of fund shares if the investor is present in the United States for more than 182 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the fund that is "effectively connected" with a U.S. trade or business carried on by such an investor. Shareholders residing in Japan should consult "Tax Treatment of Shareholders in Japan"on page 38 of the Annual Report.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principal underwriter are generally governed by a number of legal regimes, including, for example, the 1940
     Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.



II.  FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT COMPANY

     The description in this item is same as the description in II. FINANCIAL CONDITION OF THE INVESTMENT MANAGEMENT
     COMPANY of the Securities Report set forth below (Ditto, from page 184 to page 205)


III. FORM OF FOREIGN INVESTMENT FUND SECURITIES

     Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front

     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back

     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency




[Translation]









                   Annual Securities Report

                       (the Third Term)
                    From:  October 1, 1996
                    To:  September 30, 1997















                PUTNAM DIVERSIFIED INCOME TRUST


                   Annual Securities Report

                       (the Third Term)
                    From:  October 1, 1996
                    To:  September 30, 1997

To:  Minister of Finance                     Filing Date of
                              SRS: February 4, 1998

Name of the Registrant Trust:      PUTNAM DIVERSIFIED INCOME
                              TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377


                            - ii -



     Places where a copy of this Annual Securities Report is available for Public Inspection


                        Not applicable.


  (Total number of pages of this Annual Securities Report in
                          Japanese is
             106 including front and back pages.)





                        C O N T E N T S

                                                Japanese  This
                                                OriginalEnglish
                                                      Translation


I.   DESCRIPTION OF THE FUND                        1      1

     l.   GENERAL INFORMATION                              1
1

     2.   INVESTMENT POLICY                         6      6

     3.   MANAGEMENT STRUCTURE                     18     24

     4.   INFORMATION CONCERNING THE EXERCISE
          OF RIGHTS BY SHAREHOLDERS, ETC.                 26
36

     5.   STATUS OF INVESTMENT FUND                29     41

II.  OUTLINE OF THE TRUST                                 33
44

III. OUTLINE OF THE OTHER RELATED COMPANIES        68     76

IV.  FINANCIAL CONDITION OF THE FUND                      70
78

V.   FINANCIAL CONDITIONS OF THE INVESTMENT
     MANAGEMENT COMPANY                        184 84

VI.  SUMMARY OF INFORMATION CONCERNING
     FOREIGN INVESTMENT FUND SECURITIES                  207
85

VII. REFERENCE INFORMATION                        207     85


           Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = Yen127.20 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 28th November, 1997.

           Note 2:  In this report, money amounts and
           percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

           Note 3: In this report, "fiscal year" refers to a year from October 1 to September 30 of the following year.





I.   DESCRIPTION OF THE FUND

1.   GENERAL INFORMATION
(A)  Outline of Laws Regulating the Fund in the Jurisdiction
     Where Established:
     (1)  Name of the Fund:   Putnam Diversified Income Trust
     (the "Fund")
     (2)  Form of the Fund
          Putnam Diversified Income Trust is a Massachusetts business trust organized on August 11, 1988. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.
          The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Fund's shares are not currently divided into any series. Only the Fund's class M shares are currently offered in Japan. The Fund also offers in the United States of America other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary.
          Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, shareholders would receive the net assets of the Fund. The Fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          If a shareholder owns fewer shares than the minimum set by the Trustees (presently 20 shares), the Fund may choose to redeem the shareholders' shares. Shareholders will receive at least 30 days' written notice before the Fund redeems shareholders' shares, and shareholders may purchase additional shares at any time to avoid a redemption. The Fund may also redeem shares if shareholders own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may at any time, establish one, which could apply to both present and future shareholders.
     (3)  Governing Laws
          The Fund was created under, and is subject to, the laws of the Commonwealth of Massachusetts. The sale of the Fund's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Fund also attempts to qualify each year and elect to be taxed as a regulated investment company under the U.S. Internal Revenue Code of 1986, as amended.
          The following is a broad outline of certain of the principal statutes regulating the operations of the Fund in the U.S.:
          a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
              Chapter 182 provides in part as follows:
              A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
              A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
              Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
          b.  Investment Company Act of 1940
              The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
          c.  Securities Act of 1933
              The Securities Act of 1933, as amended (the
          "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
          d.  Securities Exchange Act of 1934
              The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.
          e.  The Internal Revenue Code of 1986
              The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.
          f.  Other laws
              The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.
 (B) Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.
              a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
              b.  State authorities typically have broad
          authority to regulate the activities of brokers, dealers, or other persons directly or indirectly engaged in activities related to the offering and sale of securities to their residents or within their jurisdictions.
 (C) Objects and Basic Nature of the Fund:
          The Fund seeks high current income consistent with the preservation of capital. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.
 (D) History of the Fund:
                                   August 11, 1988:
                              Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
                                   September 7, 1988:
                              Adoption of the Amended and
                              Restated Agreement and
                              Declaration of Trust.
(E)  Affiliated Companies of the Fund:
          Names and related business of the affiliated companies of the Fund are as follows:
          (1) Putnam Investment Management, Inc. ("Investment Management Company") renders investment management services to the Fund.
          (2) Putnam Fiduciary Trust Company (the "Custodian" and "Investor Servicing Agent") acts as Custodian and Investor Servicing Agent.
          (3) Putnam Mutual Funds Corp. ("Principal
          Underwriter") engages in providing marketing services to the Fund.
          (4) Yamatane Securities Co., Ltd. ("Distributor in Japan" and "Agent Securities Company") engages in forwarding the purchase or repurchase orders for the Shares in Japan and also acts as the agent securities company.

2.   INVESTMENT POLICY
(A)  Basic Policy for Investment and Objects of Investment:
          The Fund seeks high current income consistent with preservation of capital. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

     Basic investment strategy
          The Fund will allocate its investments among the following three sectors of the fixed-income securities markets:
         a U.S. Government and Investment Grade Sector, consisting primarily of debt obligations of the U.S.
          government, its agencies and instrumentalities;
         a High Yield Sector, consisting of high yielding,
          lower-rated, higher risk U.S. and foreign fixed-
          income securities; and
         an International Sector, consisting of obligations of foreign governments, their agencies and instrumentalities, and other fixed-income securities denominated in foreign currencies.
          Investment Management Company believes that diversifying the Fund's investments among these sectors, as opposed to investing in any one sector, will better enable the Fund to preserve capital while pursuing its objective of high current income. Historically, the markets for U.S. government securities, high yielding corporate fixed-income securities, and debt securities of issuers outside the U.S. have tended to behave independently and have at times moved in opposite directions. For example, U.S. government securities have generally been affected negatively by inflationary concerns resulting from increased economic activity.
     High yield corporate fixed-income securities, on the other hand, have generally benefitted from increased eco nomic activity due to improvement in the credit quality of corporate issuers. The reverse has generally been true during periods of economic decline. Similarly, U.S. government securities have often been negatively affected by a decline in the value of the dollar against foreign currencies, while the bonds of issuers outside the U.S. held by U.S. investors have generally benefitted from such decline. Investment Management Company believes that, when financial markets exhibit such a lack of correlation, a pooling of investments among these markets may produce greater preservation of capital over the long term than would be obtained by investing exclusively in any one of the markets.
          Investment Management Company will determine the amount of assets to be allocated to each of the three market sectors in which the Fund will invest based on its assessment of the returns that can be achieved from a portfolio which is invested in all three sectors. In making this determination, Investment Management Company will rely in part on quantitative analytical techniques that measure relative risks and opportunities of each market sector based on current and historical market data for each sector, as well as on its own assessment of economic and market conditions. Although there are no fixed limits on allocations among sectors, including investments in the High Yield Sector, Investment Management Company will continuously review this allocation of assets and make such adjustments as it deems appropriate. Because of the importance of sector diversification to the Fund's investment policies, Investment Management Company expects that a substantial portion of the Fund's assets will normally be invested in each of the three market sectors. See "Defensive strategies." The Fund's assets allocated to each of these market sectors will be managed in accordance with particular investment policies, which are described below. At times, the Fund may hold a portion of its assets in cash and money market instruments.

     U.S. Government and Investment Grade Sector
          The Fund will invest assets allocated to the U.S. Government and Investment Grade Sector primarily in U.S. government securities. "U.S. government securities" are debt securities issued or guaranteed by the U.S. government, by various of its agencies, or by various instrumentalities established or sponsored by the U.S. government. Some of these obligations are supported by the full faith and credit of the United States. These obligations include U.S. Treasury bills, notes and bonds, mortgage participation certificates guaranteed by the Government National Mortgage Association ("Ginnie Mae"), and Federal Housing Administration debentures. The Fund may also invest assets allocated to the U.S. Government and Investment Grade Sector in other type of debt securities
          Other U.S. government securities issued or
     guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("Fannie Mae") bonds.
          In purchasing securities for the U.S. Government and Investment Grade Sector, Investment Management Company
     may take full advantage of the entire range of maturities of U.S. government securities and may adjust the average maturity of the investments held in the portfolio from time to time, depending on its assessment of relative yields of securities of different maturities and its expectations of future changes in interest rates. Under normal market conditions, the Fund will invest at least 20% of its net assets in U.S. government securities, and at least 65% of the assets allocated to the U.S. Government and Investment Grade Sector will be invested in U.S. government securities.
          The Fund may invest assets allocated to the U.S. Government and Investment Grade Sector in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent participations in, or are secured by, mortgage loans and include:
     Yen Certain securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities;
     Yen Securities issued by private issuers that represent an interest in or are secured by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and
     Yen Securities issued by private issuers that represent an interest in or are secured by mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.
         Stripped mortgage-backed securities are usually
         structured with two classes          that receive
         different portions of the interest and principal distributions on a pool of mortgage loans. The Fund may invest assets allocated to the U.S. Government Sector in both the interest-only or "IO" class and the principal-only or "PO" class. See "Risk factors" below.
          The Fund may also invest assets allocated to the U.S. Government Sector in asset-backed securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
          Investment in the U.S. Government and Investment Grade Sector may include privately issued debt securities that are rated at least BBB or Baa by a nationally recognized securities rating agency such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's") , or, if unrated, are determined by the Investment Management Company to be of comparable quality. The Fund will not necessarily dispose of a security if its rating is reduced below these levels, although Investment Management Company will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. To the extent a security is assigned a different rating by one or more of the various rating agencies, Investment Management Company will use the highest rating assigned by any agency.
     Risk Factors
          Market risk. U.S. government securities are considered among the safest of fixed income investments, but their values, like those of other debt securities, will fluctuate with changes in interest rates. Changes in the value of portfolio securities will not affect interest income from those securities but will be reflected in the Fund's net asset value. Thus, a decrease in interest rates will generally result in an increase in the value of fund shares. Conversely, during periods of rising interest rates, the value of Fund shares will generally decline. The magnitude of these fluctuations will generally be greater for securities with longer maturities, and the Fund expects that its portfolio will normally be weighted towards longer maturities. Because of their added safety, the yields available from U.S. government securities are generally lower than the yields available from comparable corporate debt securities.
          Default risk. While certain U.S. government securities, such as U.S. Treasury obligations and Ginnie Mae certificates, are backed by the full faith and credit of the U.S. government, other securities in which the Fund may invest are subject to varying degrees of risk of default. These risk factors include the creditworthiness of the issuer and, in the case of mortgage-backed and asset-backed securities, the ability of the underlying mortgagors or other borrowers to meet their obligations.
          Prepayment risk. Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed and asset-backed securities include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans or other assets.
          Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
          Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed and asset-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.
          CMOs. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
          Stripped mortgage-backed securities. The yield to maturity on an IO or PO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
          In either event, the secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell these securities at any particular time.

     High Yield Sector
          The Fund will invest assets allocated to the High Yield Sector primarily in high yielding, lower-rated, higher risk U.S. and foreign fixed-income securities, including debt securities, convertible securities and preferred stocks. As described below, however, under certain circumstances the Fund may invest all or any part of the High Yield Sector portfolio in higher-rated and unrated fixed-income securities. The Fund will not necessarily invest in the highest yielding securities available if in Investment Management Company's opinion the differences in yield are not sufficient to justify the higher risks involved.
          Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies, such as: Baa or lower by Moody's, or BBB or lower by S&P. The Fund may invest assets allocated to the High Yield Sector in any security which is rated, at the time of purchase, at least Caa by Moody's or CCC by any rating agency or in any unrated security which Investment Management Company determines is of comparable quality and may invest up to 5% of the net assets of the Fund in securities rated below such quality, or in unrated securities which the Investment Management Company determines all of comparable quality. No more than 5% of the net assets of the Fund, regardless of whether they are allocated to the High Yield Sector or the International Sector, may be invested in securities that are rated below Caa or CCC by a nationally recognized securities rating agency, or, if unrated, are determined by the Investment Management Company to be of comparable quality. Securities rated below Caa by Moody's or CCC by S&P are of poor standing and may be in default. To the extent a security is assigned a different rating by one more of the various ratings agencies, the Investment Management Company will use the highest rating assigned by any agency.
          The Fund may invest assets allocated to the High Yield Sector in lower-rated securities of foreign corporate issuers denominated either in U.S. dollars or in foreign currencies. For a discussion of the risks associated with foreign investing, see "International Sector" below.
     Risk Factors
          The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund assets. Conversely, during periods of rising interest rates, the value of the Fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such-securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic and business conditions affecting the specific industries of their issuers.
          Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund's net asset value.
          The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Investment Management Company will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.
          Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.
          The lower ratings of certain securities held in the High Yield Sector reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.
          The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities, the Fund at times may be unable to establish the fair value of such securities.
          The rating assigned to a security by a rating agency does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.
          The table below shows the percentages of Fund assets invested during fiscal 1997 in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Investment Management Company to be of comparable quality:

                           Rated securities,    Unrated securities
                            as percentage of      of comparable
       Rating             net assets          quality, as
                                           percentage of net
                                                asssets
"AAA"                            49.84%            -
"AA"                              0.44%            -
"A"                               0.33%            -
"BBB"                             2.72%            -
"BB"                              9.66%            0.17%
"B"                              19.89%            5.75%
"CCC"                             2.86%            0.07%
"CC"                              0.23%            -
"C"                                   -            -
"D"                               0.02%            -
Total                            85.99%            5.99%

          Investment Management Company seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. When the Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Investment Management Company's ability than would be the case if the Fund were investing in securities in the higher rating categories.
          Investment Management Company believes that opportunities to earn high yields may exist from time to time in securities which are illiquid and which may be considered speculative. The sale of these securities is usually restricted under U.S. securities laws. As a result of illiquidity, the Fund may not be able to sell these securities when Investment Management Company considers it desirable to do so or may have to sell them at less than fair market value.
          At times, a substantial portion of Fund assets allocated to the High Yield Sector may be invested in securities as to which the Fund, by itself or together with other Funds and accounts managed by Investment Management Company and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Investment Management Company believes it advisable to do so or the Fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value.
          In order to enforce its rights in the event of a default of these securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase the Fund's operating expenses and adversely affect its net asset value.
          Certain securities held by the Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
          The Fund at times may invest assets allocated to the High Yield Sector in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.
          Even though such bonds do not pay current interest in cash, the Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
          The Fund may invest assets allocated to the High Yield Sector in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. Participations and assignments involve the additional risk that an institution's insolvency could delay or prevent the flow of payments on the underlying loan to the Fund. The Fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited.

     International Sector
          The Fund will invest the assets allocated to the International Sector in debt obligations and other fixed-income securities denominated in non-U.S. currencies. These securities include:
     Yen debt obligations issued or guaranteed by non-U.S., national, provincial, state, or other governments with taxing authority, or by their agencies or instrumentalities;
     Yen  debt obligations of supranational entities
          (described below); and
     Yen debt obligations and other fixed-income securities of non-U.S. and U.S. corporate issuers.
          Investments in the International Sector are not subject to any limitation based on securities ratings (other than the limitation set forth below) and may be denominated in any currency, including the U.S. dollar.
     To the extent a security is assigned a different rating by one or more rating agencies, Investment Management Company will use the highest rating assigned by any agency. No more than 5% of the net assets of the Fund regardless of whether they are allocated to the High
     Yield Sector or the International Sector, may be invested in securities that are rated below Caa or CCC by a nationally recognized securities rating agency, or, if unrated, are determined by the Investment Management Company to be of comparable quality. Investments in fixed income securities of non-U.S. governments and supranational entities will be allocated to the International Sector. The High Yield Sector and the International Sector may each make investments in non
     U.S. corporate fixed income securities.
          In the past, yields available from securities denominated in foreign currencies have often been higher than those of securities denominated in U.S. dollars. Although the Fund has the flexibility to invest in any country where Investment Management Company sees potential for high income, it presently expects to invest primarily in securities of issuers in industrialized Western European countries (including Scandinavian countries) and in Canada, Japan, Australia, and New Zealand. Investment Management Company will consider expected changes in non-U.S. currency exchange rates in determining the anticipated returns of securities denominated in non-U.S. currencies.
          The obligations of non-U.S. governmental entities, including supranational issuers, have various kinds of government support. Obligations of non-U.S. governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power or by their agencies. These obligations may or may not be supported by the full faith and credit of a non-U.S. government.
          Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development
     (the World Bank), the European Steel and Coal Community, the Asian Development Bank, and the Inter-American Development Bank. The governmental members or "stockholders" usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowing. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves, and net income.
          Foreign currency exchange transactions. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Investment Management Company may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").
          The Fund may engage in "transaction hedging" to protect against a change in foreign currency exchange rates between the date on which the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency.
          If conditions warrant, for transaction hedging purposes the Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future-time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the Fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
          The Fund may engage in "position hedging" to protect against a decline in the value relative to the U.S.
     dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the Fund intends to buy are denominated, when the Fund holds cash or short-term investments). For position hedging purposes, the Fund may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or in over-the-counter markets. In connection with position hedging, the Fund may also purchase or sell foreign currencies on a spot basis.
          The Fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Investment Management Company will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the Fund. Cross hedging transactions by the Fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.
          The decision as to whether and to what extent the Fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the Fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the Fund will engage in foreign currency exchange transactions at any given time or form time to time.
          For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Financial futures and options."
          Risk factors. Foreign investments involve certain risks that are not present with respect to domestic securities. Because the Fund intends to purchase securities for the International Sector that are denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution. In addition, although a portion of the Fund's investment income may be received or realized in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund's income has been earned and translated into U.S. dollars but before payment, the Fund could be required to liquidate portfolio securities to make such distributions.
          The values of foreign investments and the investment income derived from them may also be affected favorably or unfavorably by exchange control regulations. Although the Fund will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there is no assurance that currency controls will not be imposed subsequently. In addition, the values of foreign fixed-income investments will fluctuate in response to changes in U.S. and foreign interest rates.
          There may be less information publicly available about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable with those in the United States. The securities of some non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Non-U.S. brokerage commissions and other fees are also generally higher than those in the United
     States. Non-U.S. settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of Fund assets held abroad) and expenses not present in the settlement of U.S. investments.
          In addition, there may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.
          Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United
     States or in other foreign countries. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.
          The risks described above are typically increased for investments in securities principally traded in, or issued by issuers located in, underdeveloped and developing nations, which are sometimes referred to as "emerging markets."
          Income received by the Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any such taxes paid by the Fund will reduce its net income available for distribution to shareholders.

     Defensive strategies
          At times, Investment Management Company may judge that conditions in the securities markets make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Investment Management Company may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, depending on the circumstances, the Fund may shift its portfolio emphasis to higher-rated securities in the High Yield Sector, hedge currency risks in the International Sector, reduce the average maturity of its holdings in any or all of the Sectors, or invest in any other securities which Investment Management Company considers consistent with such defensive strategies. Under unusual market conditions, the Fund could invest up to 100% of its assets in short-term U.S. government securities when the risks of investing in the other Sectors are perceived to outweigh the possible benefits of sector diversification. The Fund may also increase the portion of its assets invested in cash or money market instruments for such defensive purposes or for liquidity purposes. It is impossible to predict when, or for how long, the Fund will use these alternative strategies.

     Portfolio turnover
          The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as "portfolio turnover." As a result of the Fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.
          Portfolio turnover generally involves some expense, including commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains.

     Financial futures and options
          The Fund may buy and sell futures contracts on U.S. government securities, foreign fixed-income securities and on foreign currencies. A futures contract is a contract to buy or sell a certain amount of a particular U.S. government security, foreign fixed-income security or foreign currency at an agreed price on a specified future date. Depending on the change in the value of the security or currency between the time the Fund enters into and terminates a futures contract, the Fund realizes a gain or loss. The Fund may purchase and sell call and put options on futures contracts or on securities it is permitted to purchase in addition to or as an alternative to purchasing and selling futures contracts. The Fund may engage in futures and options transactions for hedging purposes and for nonhedging purposes, such as to adjust its exposure to relevant markets or as a substitute for direct investment.
          The use of futures and options involves certain special risks. Futures and options transactions involve costs and may result in losses.
          The successful use of futures and related options will usually depend on Investment Management Company's ability to forecast interest rate and market movements correctly. The use of futures and options strategies also involves the risk of imperfect correlation between movements in the prices of futures and options and movements in the prices of the underlying securities or currencies or in the values of the securities or currencies that are the subject of a hedge. The successful use of futures and options also depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at a particular time. The Fund's ability to terminate option positions established in the over the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.
          Because the markets for futures and options on foreign fixed-income securities and foreign currencies are relatively new and still developing and are subject to certain regulatory constraints, the Fund's ability to engage in such transactions may be limited. The use of futures and options transactions for purposes other than hedging entails greater risks. Certain provisions of the Internal Revenue Code and certain regulatory requirements may limit the Fund's ability to engage in futures and options transactions.

     Investments in premium securities
          At times, the Fund may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.
          The Fund does not amortize the premium paid for such securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).
          During a period of declining interest rates, many of the Fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether such securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of Fund shares. As a result, an investor who purchases Fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on the Fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the Fund, investors may find it useful to compare the Fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums.

     Other investment practices
          The Fund may also engage in the following investment practices, each of which involves certain special risks.
          Options. The Fund may seek to increase its current return by writing covered call and put options on U.S. government securities, foreign fixed-income securities and foreign currencies. The Fund receives a premium from writing a call or put option, which increases the Fund's return if the option expires unexercised or is closed out at a net profit.
          When the Fund writes a call option, it gives up the opportunity to profit from any increase in the price of a security or currency above the exercise price of the option; when it writes a put option, it takes the risk that it will be required to purchase a security or currency from the option holder at a price above the current market price of the security or currency. The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.
          The Fund may also buy and sell put and call options, including combinations of put and call options on the same underlying security or currency. Because the markets for options on foreign fixed-income securities and foreign currencies are relatively new and still developing and are subject to certain regulatory constraints, the Fund's ability to engage in such transactions may be limited. The aggregate value of the securities and foreign currencies underlying the options may not exceed 25% of Fund assets. The use of these strategies may be limited by applicable law.
          Securities loans, repurchase agreements and forward commitments. The Fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The Fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

     Derivatives
          Certain of the instruments in which the Fund may invest, such as futures contracts, options, forward contracts and CMOs, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index.
(B)  Investment Restrictions:
          As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the Fund may not and will not:
     (1) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.
     (2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.
     (3) Borrow money, except that the Fund may borrow amounts not exceeding 15% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made for temporary purposes (including repurchasing its shares while effecting an orderly liquidation of portfolio securities) or for emergency purposes.
     (4) Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.
     (5) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.
     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.
     (7) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.
     (8) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under the federal securities laws.
     (9) Invest more than 25% of the value of its total assets in any one industry. (Securities of the U.S. Government, its agencies, or instrumentalities, or of any non-U.S. government, its agencies, or instrumentalities, securities of supranational entities, and securities backed by the credit of a governmental entity are not considered to represent industries.)
          It is contrary to the Fund's present policy, which may be changed without shareholder approval, to:
     (1) Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Fund (or the person designated by the Trustees of the Fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.
          In addition, the Fund will, so long as shares of the Fund are being offered for sale by the Fund in Japan, comply with the following standards of selection of the Japan Securities Dealers Association.
     1. The Fund may not make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open it owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short;
     2. The Fund may not borrow money in excess of 10% of the value (taken at current value) of its total assets (not including the amount borrowed) at the time the borrowing is made and then only for temporary purposes ( including repurchasing its shares while effecting an orderly liquidation of portfolio securities) or for emergency purposes;
     3. The Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. or other sovereign government or its agencies or instrumentalities;
     4. The Fund may not acquire more than 10% of the outstanding voting securities of any issuer or may not acquire more than 15% of the outstanding voting securities of any issuer together with other mutual funds managed by Investment Management Company;
     5. The Fund may not invest in the securities of other registered open-end investment funds or companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
     6. The Fund may not invest more than 10% of the net assets of the Fund in securities which are not traded on an official stock exchange or other regulated market, operating regularly and being recognized and open to the public (which shall include, without limitation, the National Association of Securities Dealers Automated Quotation System). This restriction shall not be applicable to bonds determined by Investment Management Company to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable.
          If any violation of the foregoing six standards occurs, the Fund will, promptly after discovery of the violation, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation.
          Although certain of the Fund's fundamental investment restrictions permit the Fund to borrow money to a limited extent, the Fund does not currently intend to do so and did not do so last year.
          All percentage limitations on investments (other than those contained in nonfundamental investment restriction number (1) above) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.
          The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of
     (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.
          The Fund may invest up to 80% of its assets in securities of non-U.S. issuers, although the Fund has not historically invested that high a percentage of its assets in non-U.S. securities.
 (C) Distribution Policy:
          The Fund distributes net investment income and any net realized short-term capital gains at least monthly. Distributions from any net realized long-term capital gains are made at least annually after applying any available capital loss carryovers. The Fund normally pays distributions on the 20th day of each month to Japanese investors who hold shares as of 10th day of each month.
3.   MANAGEMENT STRUCTURE
(A)  Outline of Management of Assets, etc.:
     A.   Valuation of assets:
          The Fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following U.S. holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The Fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m., New York time. However, equity options held by the Fund are priced as of the close of trading at 4:10 p.m., New York time, and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced as of their close of trading at 4:15 p.m., New York time.
          Investments for which market quotations are readily available are stated at prices which, in the opinion of Investment Management Company, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Other investments are valued at their fair market value following procedures approved by the Trustees. Liabilities are deducted from the total value of assets, and the resulting amount is divided by the number of shares of the class outstanding to determine net asset value per share.
          Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustee, or dealers, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.
          If any securities held by the Fund are restricted as to resale, Investment Management Company determines their fair value procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.
          Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value procedures approved by the Trustees.
     B.   Management Fee, etc.:
     (1)  Management Fee:
          (a) Management Fees
              Under a Management Contract dated January 20, 1997, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at an annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455 % of the next $5 billion, 0.440% of the next $5 billion and 0.430% thereafter.
              For the fiscal year ending on September 30, 1997 the Fund paid $23,670,233 as a management fee.
          (b) Custodian Fee and Charges of the Investor
          Servicing Agent
              Putnam Fiduciary Trust Company, the Fund's
          Custodian, shall be entitled to receive, out of the assets of the Fund, reasonable compensation for its services and expenses as Custodian, as agreed from time to time between the Fund and the Custodian, not including fees paid by the Custodian to any sub-custodian, payable monthly based on the average daily total net assets of the Fund during the relevant month. Any reasonable disbursements and out-of-pocket expenses (including without limitation telephone, telex, cable and postage expenses) incurred by the Custodian, and any custody charges of banks and financial institutions to whom the custody of assets of the Fund is entrusted, will be borne by the Fund.
              The Fund will pay to Putnam Investor Services, a division of Putnam Fiduciary Trust Company, the Fund's Investor Servicing Agent, such fee, out of the assets of the Fund, as is mutually agreed upon in writing from time to time, in the amount, at the time and in the manner of payment mutually agreed.
              For the fiscal year ending on September 30,
          1997, the Fund paid $7,401,942 as a custodian fee
          and investor servicing agent fee.
          (c) Fee on Class M Distribution Plan
              The Class M distribution plan provides for payments by the Fund to Putnam Mutual Funds at the annual rate of up to 1.00% of average net assets attributable to Class M shares. The Trustees currently limit payments under the Class M plan to the annual rate of 0.50% of such assets.
              Payments under the plans are intended to compensate Putnam Mutual Funds Corp. for services provided and expenses incurred by it as principal underwriter of Fund's shares, including the payments to dealers mentioned below. Payments to dealers are subject to the continuation of the class M distribution plan and the terms of an agreement between Yamatane and Putnam Mutual Funds Corp.
              The payments to dealers are based on the average net asset value of Class M shares attributable to shareholders for whom Yamatane and other dealers are designated as the dealer of record. Putnam Mutual Funds Corp. makes the payments quarterly at an annual rate of 0.25% of such average net asset value of Class M shares.
              Putnam Mutual Funds Corp. also pays to Yamatane and other dealers, as additional compensation with respect to the sale of Class M shares, 0.15% of such average net asset value of Class M shares. For Class M shares, the total annual payment to Yamatane and other dealers equals 0.40% of such average net asset value. Putnam Mutual Funds Corp. makes quarterly payments to qualifying dealers.
              For the fiscal year ending on September 30, 1997, the Fund paid fees under the distribution plan of $735,698 for the Class M shares.
          (d) Other Expenses:
              The Fund pays all expenses not assumed by Investment Management Company, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn allocated to the relevant class of shares). The Fund also reimburses Investment Management Company for the compensation and related expenses of certain Fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees and was $37,743 for Fiscal 1997.
              Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with the Investment Management Company and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 1997 and the fees paid to each Trustee by all of the Putnam funds during calendar 1997:

COMPENSATION TABLE

                              Pension on   Estimated    Total
                    Aggregate retirement   annual benefits
compensation
                    compensation           benefits accruedfrom
all                 from all
                    from the  as part of fund           Putnam
funds               Putnam
Trustees/Year       fund (1)  expenses (2) upon retirement (3)
funds (4)

Jameson A. Baxter/1994 (4)$4,552$1,364    $87,500     $176,000
Hans H. Estin/1972    4,501    4,305       87,500      175,000
John A. Hill/1985 (4) 4,527    1,611       87,500      175,000
Ronald J. Jackson/1996 (4)4,552  275       87,500      176,000
Paul L. Joskow/1997(7)*   -        -            -       25,500
Elizabeth T. Kennan/19924,,504 2,731       87,500      174,000
Lawrence J. Lasser/1992*4,457  2,049       87,500      172,000
John H. Mullin III/1997(7)-        -            -       25,500
Robert E. Patterson/19844,552  1,290       87,500      176,000
Donald S. Perkins/1982*4,552   4,682       87,500      176,000
William F. Pounds/1971 (5)5,3394,459       98,000      201,000
George Putnam/1957*   4,528    4,937       87,500      175,000
George Putnam, III/1984*4,505    849       87,500      174,000
A.J.C. Smith/1986*    4,406    2,883       87,500      170,000
W. Thomas Stephens/1997(4)(6)    355            -            -
58,000
W. Nicholas Thorndike/19924,5523,925       87,500      176,000

    (1) Includes an annual retainer and an attendance fee for each meeting attended.
    (2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1997.
    (3) As of December 31, 1997, there were 101 funds in the Putnam family.
    (4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the fund to Ms. Baxter, Mr. Hill, Mr. Jackson and Mr. Stephens as of September 30, 1997 were $3,888, 13,709, 7,374 and
          $307, respectively, including income earned on such amounts.
    (5) Includes additional compensation for service as Vice Chairman of the Putnam funds.
    (6)  Elected as a Trustee in September 1997.
    (7)  Elected as a Tustee in November 1997.
         * Is or may be deemed to be an "interested person" as defined in the Invesment Company Act of 1940 of the Fund, the Investment Management Company or Putnam Mutual Funds Corp.

              Under a Retirement Plan for Trustees of the Putnam funds (the "Plan") each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.
              The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of
          1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled to receive had he or she retired immediately prior to such termination or amendment.
              Investment Management Company places all orders for purchases and sales of Fund securities. In selecting broker-dealers, Investment Management Company may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Investment Management Company may consider sales of Fund shares (and, if permitted by law, of the other Putnam Funds) as a factor in the selection of broker-dealers. During fiscal 1995, 1996 and 1997, the Fund paid $683,248, $124,214 and
          $138,679 in brokerage commissions, respectively. During fiscal 1997 the Fund paid $7,042 on transactions with an aggregate principal value of $5,193,460 (0.39% of transactions) to brokers and dealers to recognize research, statistical and quotation services provided to Investment Management Company and its affiliates.
              For the fiscal year ending on September 30, 1997, the Fund paid $29,478,668 in total other expenses, including payments under its distribution plans, but excluding management fees, investor servicing agent expenses and custodian expenses.
     C.   Sales, Repurchases and Custody:
     (1)  Sales of Shares:
           a. Sales in the United States
              Investors residing in the United States can open a Fund account with as little as $500 and make additional investments at any time with as little as $50. They can buy Fund shares three ways - through most investment dealers, through Putnam Mutual Funds Corp. or through a systematic investment plan.
              Buying shares through Putnam Mutual Funds Corp. ("PMF") Complete an order form and write a check for the amount shareholders wish to invest, payable to the Fund. Return the completed form and check to Putnam Mutual Funds Corp., which will act as investor's agent in purchasing shares through investor's designated investment dealer.
              Buying shares through systematic investing.
          Investors can make regular investments of $25 or more per month through automatic deductions from the investor's bank checking or savings account. Application forms are available from the investor's investment dealer or through Investor Servicing Agent.
              Shares are sold at the public offering price based on the net asset value next determined after Investor Servicing Agent receives shareholders' order. In most cases, in order to receive that day's public offering price, Investor Servicing Agent must receive shareholders' order before the close of regular trading on the New York Stock Exchange. If shareholders buy shares through their investment dealer, the dealer must receive the shareholders' order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.
          U.S. Offering Price and Sales Charges
              The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of investor's purchase. The Fund receives the net asset value. The sales charge is allocated between an investor's investment dealer and Putnam Mutual Funds Corp. as shown in the following table, except when Putnam Mutual Funds Corp., at its discretion, allocates the entire amount to the investor's investment dealer.

                                   Sales charge as
      Amount of sales
                                   a percentage of:
      charge reallowed
                           Net                 to dealers as
      a
      Amount of transactionamount     Offering   percentage
      of
      at offering price ($)           invested price
      offering price

      Under 50,000          3.36 %    3.25 %
      3.00 %

      50,000 but under 100,000        2.30 %      2.25 %
      2.00 %

      100,000 but under 250,000       1.52 %      1.50 %
      1.25 %

      250,000 but under 500,000       1.01 %      1.00 %
      1.00 %

      500,000 and above     None      None        None

              An investor may be eligible to buy class M shares at reduced sales charges.
              Class M qualified benefit plans (retirement plans for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class M shares) and members of qualified groups may purchase class M shares without a selling charge.
           b. Sales in Japan
              In Japan, Shares of the Fund are offered on any Business Day and any business day of securities company in Japan during the Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. Investors shall submit an Account Agreement or Transaction Agreement (together with the Account Agreement referred to herein as the "Agreements"); provided, however, that on and after June 1, 1997, a Handling Securities Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. The purchase shall be made in the minimum initial investment amount of 300 shares and in integral multiples of 10 shares.
              The issue price for Shares during the
          Subscription period shall be, in principle, the Net Asset Value per Share next calculated on the day on which the Fund has received such application. The Trade Day in Japan is the day when the Handling Securities Company confirms the execution of the order (ordinarily the business day in Japan next following the placement of orders), and the payment and delivery shall be made on the fourth Business
          Day after and including the Trade Day. The sales charge shall be 3.25% of the amount of subscriptions, of which 3.00% may be retained by the distributor in Japan and 0.25% may be retained by the Principal Underwriter. For fiscal 1996 and
          1997, Putnam Mutual Funds Corp. received $450,874 and $14,829,676, respectively, in sales charges for Class M shares, of which it retained $43,472 and $1,094,426, respectively.
              The Investors having entrusted a Handling
          Securities Company with safekeeping of the certificates for Fund shares will receive a certificate of safekeeping in exchange for the purchase price. In such case payment shall be made in yen in principle and the applicable exchange rate shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade
          Day and which shall be determined by such Handling Securities Company. The payment may be made in dollars to the extent that the Handling Securities Companies can agree.
              In addition, Handling Securities Companies in Japan who are members of the Japan Securities
          Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than Yen500,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" established by the Association.
     (2)  Repurchase of Shares:
           a. Repurchase in the United States
              A shareholders can sell his shares to the Fund any day the New York Stock Exchange is open, either directly to the Fund or through his investment dealer. The Fund will only redeem shares for which it has received payment.
              Selling shares directly to the Fund.  A
          shareholder must send a signed letter of instruction or stock power form to Investor Servicing Agent, along with any certificates that represent shares a shareholder wants to sell. The price a shareholder will receive is the next net asset value calculated after the Fund receives a shareholder's request in proper form. In order to receive that day's net asset value, Investor Servicing Agent must receive a shareholder's request before the close of regular trading on the New York Stock Exchange.
              If a shareholder sells shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions.
              If a shareholder wants his redemption proceeds sent to an address other than his address as it appears on records of the Investor Servicing Agent, a signature guarantee is required. Investor
          Servicing Agent usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner.
              The Fund generally sends shareholders payment for shareholders' shares the business day after shareholders' request is received. Under unusual circumstances, the Fund may suspend repurchase, or postpone payment for more than seven days, as permitted by U.S. securities law.
              A shareholder may use Investor Servicing Agent's Telephone Redemption Privilege to redeem shares valued up to $100,000 unless he has notified
          Investor Servicing Agent of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Investor Servicing Agent will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his representative, who can provide
          Investor Servicing Agent with his account registration and address as it appears on Investor Servicing Agent's records.
              Investor Servicing Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine;
          if it fails to employ reasonable procedures, Investor Servicing Agent may be liable for any losses due to unauthorized or fraudulent instructions.
              During periods of unusual market changes and shareholder activity, a shareholder may experience delays in contacting Investor Servicing Agent by telephone. In this event, the shareholder may wish to submit a written redemption request, as described above, or contact shareholders' investment dealer.
          The Telephone Redemption Privilege is not available if the shareholder was issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.
              Selling shares through investment dealers. A shareholder's dealer must receive shareholders' request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. A shareholder's dealer will be responsible for furnishing all necessary documentation to Investor Servicing Agent, and may charge a shareholder for its services.
           b. Repurchase in Japan
              Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to Investor Servicing Agent through the Handling Securities Company on a Fund Business Day that is business day of securities companies in Japan without a contingent deferred sales charge. The repurchase shall be made in integral multiples of 10 shares.
              The price a shareholder in Japan will receive is the next net asset value calculated after the Fund receives the repurchase request from Yamatane. The payment of the price shall be made in yen through the Handling Securities Companies pursuant to the Agreements (on and after June 1, 1997, the
          Contracts) or, if the Handling Securities Companies agree, in dollars. The payment for repurchase proceeds shall be made on the fourth business day of securities companies in Japan after and including the Trade Day.
     (3)  Suspension of Repurchase:
              The Fund may suspend shareholders' right of redemption, or postpone payment for more than seven days, if the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.
     (4)  Custody of Shares:
              Share certificates shall be held by Shareholders at their own risk.
              The custody of the Share certificates (if issued) sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of Yamatane. Certificates of custody for the Shares shall be delivered by the Handling Securities Companies to the Japanese Shareholders.
     D.   Miscellaneous:
     (1)  Duration and Liquidation:
              Unless terminated, the Fund shall continue without limitation of time. The Fund may be terminated at any time by vote of Shareholders holding at least 66 2/3% of the Shares entitled to vote or by the Trustees of the Fund by written notice to the Shareholders.
     (2)  Accounting Year:
              The accounts of the Fund will be closed each year on 30th September.
     (3)  Authorized Shares:
              There is no prescribed authorized number of Shares, and Shares may be issued from time to time.
     (4)  Agreement and Declaration of Trust:
              Originals or copies of the Agreement and Declaration of Trust, as amended, are maintained in the office of the Trust and are made available for public inspection for the Shareholders. Originals or copies of the Agreement and Declaration of Trust, as amended, are on file in the United States with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston.
              The Agreement and Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by Shareholder vote.
              In Japan, material changes in the Agreement and Declaration of Trust shall be published or notice thereof shall be sent to the Japanese Shareholders.
     (5)  Issue of Warrants, Subscription Rights, etc.:
              The Fund may not grant privileges to purchase shares of the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
     (6)  How Performance Is Shown:
              Fund advertisements may, from time to time, include performance information. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering per share on the last day of that period.
              For purposes of calculating yield, net
          investment income is calculated in accordance with U.S. Securities and Exchange Commission regulations and may differ from net investment income as determined for tax purposes. U.S. Securities and Exchange Commission regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. Yield is based on the price of the shares, including the maximum initial sales charge.
              "Total return" for the one-, five- and ten-year periods (or for the life of the Fund, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price. Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used. For the one, five-year period ended September 30, 1997 and the period since the inception of the Fund through September 30, 1997, the average annual total return at public offering price (POP) for Class M shares of the Fund was 7.01%, 7.87% and 9.36%, respectively. The 30-day yield for Class M shares of the Fund for the period ended September 30, 1997 was 6.21%.
              All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, Fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results with those of other mutual Funds and other investment vehicles.
              Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.
(B)  Outline of Disclosure System:
     (1)  Disclosure in U.S.A.:
          (i) Disclosure to shareholders
              In accordance with the Investment Company Act of 1940, the Fund is required to send to its shareholders annual and semi-annual reports containing financial information.
          (ii)Disclosure to the SEC
              The Fund has filed a registration statement with the SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.
     (2)  Disclosure in Japan:
           a. Disclosure to the Supervisory Authority:
              When the Fund intends to offer the Shares amounting to more than 500 million yen in Japan, it shall submit to the Minister of Finance of Japan securities registration statements together with the copies of the Agreement and Declaration of Trust and the agreements with major related companies as attachments thereto. The said documents are made available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
              The Handling Securities Companies of the Shares shall deliver to the investors prospectuses the contents of which are substantially identical with
          Part I and Part II of the securities registration statements. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Minister of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when changes occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Ministry of Finance.
           b. Disclosure to Japanese Shareholders:
              The Japanese Shareholders will be notified of the material facts which would change their position, including material amendments to the Agreement and Declaration of Trust of the Fund, and of notices from the Trustees, through the Handling Securities Companies.
              The financial statements shall be sent to the Japanese Shareholders through the Handling
          Securities Companies or the summary thereof shall be carried in daily newspapers.
 (C) Restrictions on Transactions with Interested Parties:
          Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Putnam Investment Management, Inc., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name), 10% or more of the total issued outstanding shares of such a company) acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

4.   INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY
     SHAREHOLDERS, ETC.
 (A) Rights of Shareholders and Procedures for Their Exercise:
          The Shareholders shall be registered in order to exercise directly the rights of their Shares. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Handling Securities Company cannot exercise directly their rights, because they are not registered. Shareholders in Japan may have the Handling Securities Companies exercise their rights on their behalf in accordance with the Account Agreement with the Handling Securities Companies.
          The Shareholders in Japan who do not entrust the custody of their Shares to the Handling Securities Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
          The major rights enjoyed by the investors are as follows:
          (i) Voting rights
              Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when otherwise required by law or as determined by the Trustees. Although the Fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.
          (ii)Repurchase rights
              Shareholders are entitled to request repurchase of Shares at their Net Asset Value at any time.
          (iii)    Rights to receive dividends
              Shareholders generally receive distributions from net investment income and any net realized short-term capital gains at least monthly and any net realized long-term capital gains at least annually after applying any available capital loss carryovers. Distributions from capital gains are made after applying any available capital loss carryovers.
              Shareholders may choose three distribution options, though investors in Japan may only choose the last alternative.
              - Reinvest all distributions in additional shares without a sales charge;
              - Receive distributions from net investment income and net short-term capital gains in cash while reinvesting net-long term capital gains distributions in additional shares without a sales charge; or
              - Receive all distributions in cash.
          (iv)Right to receive distributions upon dissolution Shareholders of a fund are entitled to receive distributions upon dissolution in proportion to the number of shares then held by them, except as otherwise required.
          (v) Right to inspect accounting books and the like
              Shareholders are entitled to inspect the
          Agreement and Declaration of Trust, the accounting
          books at the discretion of the Court and the minutes of the shareholders' meeting.
          (vi)Right to transfer shares
              Shares are transferable without restriction except as limited by applicable law.
          (vii)    Rights with respect to the U.S.
          registration statement
              If, under the 1933 Act, there is any false statement concerning any important matter in the U.S. Registration Statement, or any omission of any statement of important matters to be stated therein or not to cause any misunderstanding, shareholders are entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustee of the issuer (or any person placed in the same position) at the time of filing such Statement, any person involved in preparing such Statement or any subscriber of the relevant shares.
 (B) Tax Treatment of Shareholders in Japan:
          The tax treatment of Shareholders in Japan shall be as follows:
     (1) The distributions to be made by the Fund will be treated as distributions made by a domestic investment trust.
          a. The distributions to be made by the Fund to Japanese individual shareholders will be subject to separate taxation from other income (i.e.
          withholding of income tax at the rate of 15% and withholding of local taxes at the rate of 5% in Japan). In this case, no report concerning distributions will be filed with the Japanese tax authorities.
          b. The distributions to be made by the Fund to Japanese corporate shareholders will be subject to withholding of income tax at the rate of 15% and to withholding of local taxes at the rate of 5% in Japan. In certain cases, the Handling Securities Companies will prepare a report concerning distributions and file such report with the Japanese tax authorities.
          c.  Net investment returns such as dividends, etc.
          and distributions of short-term net realized capital gain, among distributions on Shares of the Fund, will be, in principle, subject to withholding of U.
          S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan.
              Distributions of long-term net realized capital gain will not be subject to withholding of U. S. federal income tax and the full amount thereof will be paid in Japan. The amount subject to withholding of U. S. federal income tax may be deducted from the tax levied on a foreign entity in Japan.
              The Japanese withholding tax imposed on
          distributions as referred to in a. and b. above will be collected by way of so-called "difference collecting method". In this method only the difference between the amount equivalent to 20% of the distributions before U.S. withholding tax and the amount of U.S. withholding tax withheld in the U.S. will be collected in Japan.
     (2) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to dividends paid by a domestic corporation, shall not apply.
     (3) Capital gains and losses arising from purchase and repurchase of the Shares shall be treated in the same way as those arising from purchase and sale of a domestic investment trust. The distribution of the net liquidation assets shall be also treated in the same way as those arising from liquidation of a domestic investment trust.
     (4) The Japanese securities transaction tax will not be imposed so far as the transactions concerned are conducted outside Japan. Such tax, however, is applicable to dealers' transactions for their own account and to privately negotiated transactions conducted in Japan.
 (C) Foreign Exchange Control in U.S.A.:
          In U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.
 (D) Agent in Japan:
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki 3-chome
          Chiyoda-ku, Tokyo
          The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of;
     (1) the receipt of any and all communications, claims, actions, proceedings and processes as to matters involving problems under the laws and the rules and regulations of the JSDA and
     (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
          The agent for the registration with the Japanese Minister of Finance of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:
          Harume Nakano
          Ken Miura
          Attorneys-at-law
          Hamada & Matsumoto
          Kasumigaseki Building, 25th Floor
          2-5, Kasumigaseki, 3-chome
          Chiyoda-ku, Tokyo
 (E) Jurisdiction:
          Limited only to litigation brought by Japanese investors regarding transactions relating to (D)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto:
          Tokyo District Court
          1-4, Kasumigaseki 1-chome
          Chiyoda-ku, Tokyo


5.  Status of the Investment Fund
  (A.)Diversification of Investment Fund
                                                           (As
of the end of November, 1997)
Types of      Name     Total  Invest
Assets        of        U.S.   ment
             Countr  Dollars Ratio
             y                 (%)

U.S.          United  1,668,4 32.76
Government    States   00,627
Obligations
Corporate     United  1,359,7 26.70
Bonds         States   34,706
              Mexico  64,525,  1.27
                         176
              Indone  47,193,  0.93
             sia         749
              Canada  31,657,  0.62
                         494
              United  24,065,  0.47
             Kingdo      775
             m
              Luxemb  23,276,  0.46
             ourg        100
              Nether  13,712,  0.27
             lands       550
              Bermud  12,167,  0.24
             a           458
              Austra  11,709,  0.23
             lia         661
              India   11,382,  0.23
                         125
              Columb  11,023,  0.21
             ia          000
              Greece  9,247,8  0.18
                          00
              China   7,181,1  0.14
                          25
              Brazil  5,589,2  0.11
                          50
              Argent  3,206,6  0.06
             ina          00
              Israel  2,535,9  0.05
                          75
              Irelan  2,240,0  0.04
             d            00
              Switze  2,130,6  0.04
             rland        00
              Poland  1,990,4  0.04
                          25
              Ecuado  1,360,0  0.03
             r            00

  Sub-total          1,645,9 32.32
                      29,569
Foreign       France  153,431  3.01
Government              ,224
Bonds
              German  147,797  2.90
             y          ,571
              United  139,182  2.73
             Kingdo     ,825
             m
              Canada  89,045,  1.75
                         705
              New     67,300,  1.32
             Zealan      700
             d
              Russia  52,037,  1.02
                         610
              Denmar  30,736,  0.61
             k           335
              Argent  18,928,  0.37
             ina         421
              Peru    10,485,  0.21
                         150
              South   9,704,0  0.19
             Africa       09
              Poland  9,404,8  0.19
                          50
              Mexico  4,525,9  0.09
                          01
              Ecuado  1,649,9  0.03
             r            18
              Peru
  Sub-total          734,230 14.42
                        ,219
Brady Bonds   Mexico  143,714  2.82
                        ,357
              Brazil  140,567  2.76
                        ,513
              Argent  51,435,  1.01
             ina         947
              Bulgar  28,192,  0.56
             ia          450
              Philip  22,431,  0.44
             pines       440

  Sub-total          386,341  7.59
                        ,707
Preferred     United  149,305  2.93
Stock         States     ,999
              Canada  8,855,3  0.18
                          85
              German  2,085,0  0.04
             y            00

  Sub-total          160,246  3.15
                        ,384
Short-term    United  214,804  4.22
             States     ,763
              Turkey  35,381,  0.69
                         731

  Sub-total          250,186  4.91
                        ,494
Collateralize United  132,849  2.61
d Mortgage    States     ,634
Obligation
Units         United  82,318,  1.61
             States      591
              United  12,542,  0.25
             Kingdo      175
             m
              Austra  888,000  0.02
             lia

  Sub-total          95,748,  1.88
                         766
Common Stock  United  53,733,  1.06
             States      639
Asset-Backed  United  41,644,  0.82
Securities    States      875
Convertile    United  28,675,  0.56
Bonds         States      270
              United  4,464,8  0.09
             Kingdo       25
             m

  Sub-total          33,140,  0.65
                         095
Warrants      United  7,066,7  0.14
             States       08
              Colomb  744,000  0.02
             ia
              Irelan  112,000  0.00
             d

  Sub-total          7,922,7  0.16
                          08
Convertible   United  1,502,4  0.03
Preferred     States       00
Stocks
Options,      Japan    40,005  0.00
Futures and
 Other        Italy     5,964  0.00
Derivatives

  Sub-total           45,969  0.00
Cash, Deposit               - -2.34
and Other            119,306
Assets (After           ,403
deduction of
liabilities)
    Total            5,092,6 100.00
                      16,683
         (Net     Yen647,781
 Asset Value)        million


        Note:
   Investment
     ratio is
calculated by
dividing each
 asset at its
 market value
 by the total
          Net

  Asset Value
 of the Fund.
     The same
      applies
 hereinafter.








(B)  Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of November, 1997 is as follows:



(Note)    Operations of Class M Shares were commenced on
     December 1, 1994.

 (2)  Record of Distributions Paid


(Note) Record of distribution paid from December 1996 to November 1997 are as follows:


(C)  Record of Sales and Repurchases
          Record of sales and repurchases during the following fiscal years and number of outstanding Class M shares of the Fund as of the end of such Fiscal Years are as follows:

                    Number of     Number of      Number of
                   Shares Sold      Shares      Outstanding
                                 Repurchased       Shares
    1st Fiscal    1,363,277     131,265        1,232,012
    Year                (0)           (0)            (0)
    (12/1/94-
    9/30/95)
    2nd Fiscal    3,470,806     925,979        3,776,839
    Year                (0)           (0)            (0)
    (10/1/95-
    9/30/96)
    3rd Fiscal    38,906,817    2,156,006      40,527,650
    Year          (28,660,820)   (85,850)      (28,574,970)
    (10/1/96-
    9/30/97)

Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan. The Shares are sold in Japan from May 28, 1997.

II. OUTLINE OF THE TRUST

1.   Trust
(A)  Law of Place of Incorporation
          The Trust is a Massachusetts business trust
     organized in Massachusetts, U.S.A. on August 11, 1988.
          Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
          The Trust is an open-end, diversified management company under the Investment Company Act of 1940.
(B)  Outline of the Supervisory Authority
          Refer to I - l (B) Outline of the Supervisory
     Authority.
(C)  Purpose of the Trust
          The purpose of the Trust is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character.
(D)  History of the Trust
                                   August 11, 1988:
                              Organization of the Fund as a
                              Massachusetts business trust.
                              Adoption of the Agreement and
                              Declaration of Trust.
                                   April 7, 1989:
                              Adoption of the Amended and
                              Restated Agreement and
                              Declaration of Trust.
(E)  Amount of Capital Stock
          Not applicable.
(F)  Structure of the management of the Trust
          The Trustees are responsible for generally
     overseeing the conduct of the Fund's business. The Agreement and Declaration of Trust provides that they shall have all powers necessary or convenient to carry out that responsibility. The number of Trustees is fixed by the Trustees and may not be less than three. A
     Trustee may be elected either by the Trustees or by the shareholders. At any meeting called for the purpose, a Trustee may be removed by vote of two-thirds of the outstanding shares of the Trust. Each Trustee elected by the Trustees or the shareholders shall serve until he or she retires, resigns, is removed, or dies or until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.
          The Trustees of the Trust are authorized by the Agreement and Declaration of Trust to issue shares of the Trust in one or more series, each series being preferred over all other series in respect of the assets allocated to that series. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholders approval into two or more classes, with such preferences and special or relative rights and privileges as the Trustees may determine. The funds shares are not currently divided into series.
          Under the Agreement and Declaration of Trust the shareholders shall have power, as and to the extent provided therein, to vote only (i) for the election of Trustees, to the extent provided therein (ii) for the removal of Trustees, to the extent provided therein (iii) with respect to any investment adviser, to the extent provided therein (iv) with respect to any termination of the Trust, to the extent provided therein (v) with respect to certain amendments of the Agreement and Declaration of Trust, (vi) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (vii) with respect to such additional matters relating to the Trust as may be required by the Agreement and Declaration of Trust, the Bylaws of the Trust, or any registration of the Trust with the U.S. Securities and Exchange Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Certain of the foregoing actions may, in addition, be taken by the Trustees without vote of the shareholders of the Trust.
          On any matter submitted to a vote of shareholders, all shares of the Trust then entitled to vote are voted in the aggregate as a single class without regard to series or classes of shares, except (1) when required by the Investment Company Act of 1940, as amended, or when the Trustees hall have determined that the matter affects one or more series or classes of shares materially differently, share are voted by individual series or class; and (2) when the Trustees have determined that the matter affects on the interests of one or more series or classes, then only shareholders of such series or classes are entitled to vote thereon. There is no cumulative voting.
          Meetings of shareholders may be called by the Clerk whenever ordered by the Trustees, the Chairman of the Trustees, or requested in writing by the holder or holders of at least one-tenth of the outstanding shares entitled to vote at the meeting. Written notice of any meeting of shareholders must be given by mailing the notice at least seven days before the meeting. Thirty percent of shares entitled to vote on a particular matter is a quorum for the transaction of business on that matter at a shareholders' meeting, except that, where any provision of law or of the Agreement and Declaration of Trust permits or requires that holders of any series or class vote as an individual series or class, then thirty percent of the aggregate number of shares of that series or class entitled to vote are necessary to constitute a quorum for the transaction of business by that series or class. For the purpose of determining the shareholders of any class or series of shares who are entitled to vote or act at any meeting, or who are entitled to receive payment of any dividend or other distribution, the Trustees are authorized to fix record dates, which may not be more then 90 days before the date of any meeting
     of shareholders or more than 60 days before the date of payment of any dividend or other distribution.
          The Trustees are authorized by the Agreement and Declaration of Trust to adopt Bylaws not inconsistent with the Agreement and Declaration of Trust providing for the conduct of the business of the Trust. The Bylaws contemplate that the Trustees shall elect a Chairman of the Trustees, the President, the Treasurer, and the Clerk of the Trust, and that other officers, if any, may be elected or appointed by the Trustees at any time. The Bylaws may be amended or repealed, in whole or in part, by a majority of the Trustees then in office at any meeting of the Trustees, or by one or more writings signed by such a majority.
          Regular meetings of the Trustees may be held without call or notice at such places and at such times as the Trustees may from time to time determine. It shall be sufficient notice to a Trustee of a special meeting to send notice by mail at least forty-eight hours or by telegram at least twenty-four hours before the meeting or to give notice to him or her in person or by telephone at least twenty-four hours before the meeting.
          At any meeting of Trustees, a majority of the Trustees then in office shall constitute a quorum.
     Except as otherwise provided in the Agreement and Declaration of Trust or Bylaws, any action to be taken by the Trustees may be taken by a majority of the Trustees present at a meeting (a quorum being present), or by written consents of a majority of the Trustees then in office.
          Subject to a favorable majority shareholder vote (as defined in the Agreement and Declaration of Trust), the Trustees may contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association, or other organization.
          The Agreement and Declaration of Trust contains provisions for the indemnification of Trustees, officers, and shareholders of the Trust under the circumstances and on the terms specified therein.
          The Trust may be terminated at any time by vote of shareholders holding at least two-thirds of the shares entitled to vote or by the trustees by written notice to the shareholders. Any series of shares may be terminated at any time by vote of shareholders holding at least two-thirds of the shares of such series entitled to vote or by the Trustees by written notice to the shareholders of
     such series.
          The foregoing is a general summary of certain provisions of the Agreement and Declaration of Trust and Bylaws of the Trust, and is qualified in its entirety by reference to each of those documents.
(G)  Information Concerning Major Shareholders
          Not applicable.
(H)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Trust
     (as of November 30, 1997)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and
               President           Director of        5,440.508
                                   Putnam Management
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor of
Pounds         Chairman            Management,        928.434
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             377.503
                                   Associates, Inc.

Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     222.562
                                   Management Corp.
John A. Hill   Trustee       present: Chairman and
                                   Managing           1,025.882
                                   Director, First
                                   Reserve
                                   Corporation
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          457.774
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul L. Joskow Trustee       present: Professor of        0
                                   Economics and
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
                                   Director, New
                                   England Electric
                                   System
                                   Director of State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President
Kennan                             Emeritus and       288.876
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    135.568
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    398.724
                                   Offficer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc., The
                                   Liberty
                                   Corporation and
                                   The Ryland Group,
                                   Inc.
Robert E.      Trustee       present: Executive Vice
Patterson                          President and      531.907
                                   Director of
                                   Acquisitions,
                                   Cabot Partners
                                   Limited
                                   Partnership
Donald S.      Trustee       present: Director of
Perkins                            various            3,177.063
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Springs
                                   Industries, Inc.
                                   and Time Warner
                                   Inc.
George Putnam, Trustee       present: President, New
III                                Generation         1,445.163
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    217.974
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and   104.083
Stephens                           Chief Executive
                                   Officer of
                                   MacMillian
                                   Bloedel, Ltd.
                                   Director of Mail-
                                   Well Inc., Qwest
                                   Communications,
                                   The Eagle Picher
                                   Trust and New
                                   Century Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            145.482
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing
Porter         Vice                Director of        1,667.330
               President           Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
William N.     Vice          present: Director and
Shiebler       President           Senior Managing    1,250.246
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds
Gordon H.      Vice          present: Director and        0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
John D. Hughes Vice          present  Senior Vice         0
               President           President of
               and                 Putnam Management
               Treasurer
Beverly Marcus Clerk and           N/A                    0
               Assistant
               Treasurer
Gary N. Coburn Vice          present  Senior          48,812
               President           Managing Director  .868
                                   of Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
John R. Verani Vice          present  Senior Vice         0
               President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Kenneth J.     Vice          present  Senior Vice         0
Taubes         President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
David L.       Vice          present: Managing            0
Waldman        President           Director of
                                   Putnam Management
William J.     Vice          present  Managing            0
Curtin         President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Robert M.      Vice          present: SeniorVice          0
Paine          President           President of
                                   Putnam Management
D. William     Vice          present: Managing            0
Kohli          President           Director of
                                   Putnam Management
Michael        Vice          present: Managing            0
Martino        President           Director of
                                   Putnam Management
Gail S.        Vice          present: SeniorVice          0
Attridge       President           President of
                                   Putnam Management
Paul G.        Assistant     present: N/A                 0
Bucuvalas      Treasurer
Mary A. Eaton  Associate     present: N/A                 0
               Treasurer
               and
               Assistant
               Clerk
Judith Cohen   Associate     present: N/A                 0
               Treasurer
               and
               Assistant
               Clerk
Katharine      Senior        present: N/A                 0
Howard         Associate
               Treasurer
Wanda M.       Assistant     present: N/A                 0
McManus        Clerk
Joanne M.      Assistant     present: N/A                 0
Neary          Clerk
     (2) Employees of the Trust
          The Trust does not have any employees.
(I)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(J)  Miscellaneous
     (1)  Changes of Trustees and Officers
              Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.
     (2) Amendment to the Agreement and Declaration of Trust Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.
     (3)  Litigation and Other Significant Events
              Nothing which has or which would have a material adverse effect on the Trust has occurred which has not been disclosed. The fiscal year end of the Trust is October 31. The Trust is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (A) Law of Place of Incorporation
     Putnam is incorporated under the General Corporation Law of The Commonwealth of Massachusetts, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.

     Under the Investment Advisers Act of 1940, an investment adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.

(B)  Outline of the Supervisory Authority
     Investment Management Company is registered as an investment adviser under the Investment Advisers Act of 1940.

(C) Purpose of the Company
     Investment Management Company's sole business is investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.

(D)  History of the Company
     Investment Management Company is one of America's oldest and largest money management firms. Investment Management Company's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually: the resulting diversification helps reduce investment risk. Investment Management Company has been managing mutual funds since 1937.
     Today, the firm serves as the Investment Management Company for the funds in the Putnam Family, with nearly $178 billion in assets in nearly 9 million shareholder accounts at the end of November, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers as well as shareholder and custody services to the Putnam Funds.

     Putnam Investment Management Inc., Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

(E)  Amount of Capital Stock  (as of the end of November,
     1997)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                    Amount of Capital
            Year                (Total Stockholders' Equity)

     End of 1993                    $49,847,760

     End of 1994                    $48,149,491

     End of 1995                    $45,521,351

     End of 1996                    $45,817,658

     End of 1997                    $48,617,160

 (F) Structure of the Management of the Company
     Investment Management Company is ultimately managed by its Board of Directors, which is elected by its shareholders.

     Each fund managed by Investment Management Company is managed by one or more portfolio managers. These managers, in coordination with analysts who research specific securities and other members of the relevant investment group (in the case of the Fund, Investment Management Company's Fixed Income Investments Group), provide a continuous investment program for the Fund and place all orders for the purchase and sale of portfolio securities.

     The investment performance and portfolio of each Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

     In selecting portfolio securities for the Fund, Investment Management Company looks for securities that represent attractive values based on careful issue-by-issue credit analysis and hundreds of onsite visits and other contacts with issuers every year. Investment Management Company is one of the largest managers of high yield and other debt securities in the United States.

     The following officers of Investment Management Company have had primary responsibility for the day-to-day management of the Fund's portfolio since the years stated below:

     Names      Yea              Business Experience
                 r               (at least 5 years)
D. William      199  Employed as an investment professional by
Kohli           4    Investment Management Company since 1994.
Managing            Prior to September, 1994, Mr. Kohli was
Director            Executive Vice President and Co-Director of
                   Global Bond Management and, prior to
                   October, 1993, Senior Portfolio Manager at
                   Franklin Advisors/Templeton Investment
                   Counsel.
Michael Martino 199  Employed as an investment professional by
Managing        4    Investment Management Company since 1994.
Director            Prior to January, 1994, Mr. Martino was
                   employed by Back Bay Advisors as Executive
                   Vice President and Chief Investment Officer
Gail S.         199  Employed as an investment professional by
Attridge        7    Investment Management Company since 1993.
Senior Vice         Prior to November, 1993, Ms. Attridge was an
President           Analyst at Keystone Custody International.
Robert M. Paine 199  Employed as an investment professional by
Senior Vice     7    Investment Management Company since 1987.
President
Kenneth J.      199  Employed as an investment professional by
Taubes          7    Investment Management Company since 1991.
Senior Vice
President
(G)  Information Concerning Major Stockholders
     As of the end of November, 1997, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(H)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.
                                          (as of November 30,
                            1997 )
               Position with
               Putnam
     Name      Investment      Other Business Affiliation
               Management,
               Inc.
     Putnam,   Chairman        Chairman of Putnam Mutual
     George                    Funds Corp.
     Lasser,   President and
     Lawrence  Director
     J.
     Silver,   Director and    Putnam Fiduciary Trust
     Gordon H. Senior          Company
               Managing        Senior Administrative
               Director        Officer and Director of
                               Putnam Mutual Funds Corp.
     Burke,    Director and    Senior Managing Director of
     Robert W. Senior          Putnam Mutual Funds Corp.
               Managing
               Director
     Coburn,   Senior
     Gary N.   Managing
               Director
     Ferguson, Senior
     Ian C.    Managing
               Director
     Spiegel,  Director and    Senior Managing Director of
     Steven    Senior          Putnam Mutual Funds Corp.
               Managing
               Director
     Anderson, Managing
     Blake E.  Director
     Bankart,  Managing
     Alan J.   Director
     Bogan,    Managing
     Thomas    Director
     Browchuk, Managing
     Brett     Director
     Collman,  Managing        Managing Director of Putnam
     Kathleen  Director        Mutual Funds Corp.
     M.
     Curtin,   Managing
     William   Director
     J.

     D'Alelio, Managing
     Edward H. Director
     DeTore,   Managing        Managing Director of Putnam
     John A.   Director        Fiduciary Trust Company
     Durgarian Managing        Director and Managing
     , Karnig  Director        Director of Putnam Fiduciary
     H.                        Trust Company
     Erickson  Managing
     James E.  Director
     Esteves,  Senior
     Irene M.  Managing
               Director
     Hurley,   Managing        Managing Director of Putnam
     William   Director        Mutual Funds Corp.
     J.
     Jacobs,   Managing
     Jerome J. Director
     Kearney,  Managing        Managing Director of Putnam
     Mary E.   Director        Mutual Funds Corp.
     Kohli, D. Managing
     William   Director
     Kreisel,  Managing
     Anthony   Director
     I.
     Landes,   Managing
     William   Director
     J.
     Maloney,  Managing
     Kevin J.  Director
     Martino,  Managing
     Michael   Director
     Maxwell,  Managing
     Scott M.  Director
     McGue,    Managing
     William   Director
     F.
     McMullen, Managing
     Carol C.  Director
     Miller,   Managing
     Daniel L. Director
     Morgan    Managing        Managing Director of Putnam
     Jr., John Director        Fiduciary Trust Company
     J.
     O'Donnell Managing
     Jr., C.   Director
     Patrick
     Peacher,  Managing
     Stephen   Director
     C.
     Porter,   Managing
     Charles   Director
     E.
     Reilly,   Managing
     Thomas V. Director
     Scott,    Managing        Managing Director of Putnam
     Justin M. Director        Fiduciary Trust Company
     Schulz    Managing
     Mitchell  Director
     D.
     Talanian, Managing        Managing Director of Putnam
     John C.   Director        Mutual Funds Corp.
     Woolverto Managing        Managing Director of Putnam
     n,        Director        Mutual Funds Corp.
     William
     H.
     Gillis,   Managing
     Roland    Director
     Cassaro,  Managing
     Joseph A. Director
     King,     Managing
     David L.  Director
     Thomsen,  Managing        Managing Director of Putnam
     Rosemary  Director        Fiduciary Trust Company
     H.

     Haslett,  Managing
     Thomas R. Director
     Zieff,    Managing
     William   Director
     Waldman,  Managing
     David L.  Director

     Asher,    Senior Vice     Senior Vice President of
     Steven E. President       Putnam Mutual Funds Corp.
     Baumback, Senior Vice
     Robert K. President
     Beck,     Senior Vice
     Robert R. President
     Bousa,    Senior Vice
     Edward P. President
     Bresnahan Senior Vice     Senior Vice President of
     , Leslee  President       Putnam Mutual Funds Corp.
     R.
     Burns,    Senior Vice
     Cheryl A. President
     Chapman,  Senior Vice
     Susan     President
     Cotner,   Senior Vice
     Beth C.   President
     Curran,   Senior Vice     Senior Vice President of
     J. Peter  President       Putnam Mutual Funds Corp.
     Dalferro, Senior Vice
     John R.   President
     Daly,     Senior Vice     Senior Vice President of
     Kenneth   President       Putnam Mutual Funds Corp.
     L.
     England,  Senior Vice
     Richard   President
     B.
     Fitzgeral Senior Vice
     d,        President
     Michael
     T.
     Flaherty, Senior Vice     Senior Vice President of
     Patricia  President       Putnam Mutual Funds Corp.
     C.
     Francis,  Senior Vice
     Jonathan  President
     H.
     Frucci,   Senior Vice     Senior Vice President of
     Richard   President       Putnam Fiduciary Trust
     M.                        Company
     Fullerton Senior Vice     Senior Vice President of
     , Brian   President       Putnam Mutual Funds Corp.
     J.
     Grant, J. Senior Vice     Senior Vice President of
     Peter     President       Putnam Fiduciary Trust
                               Company
     Grim,     Senior Vice
     Daniel J. President
     Haagensen Senior Vice
     , Paul E. President
     Halperin, Senior Vice
     Matthew   President
     C.
     Han,      Senior Vice
     Billy P.  President
     Healey,   Senior Vice
     Deborah   President
     R.
     Joseph,   Senior Vice
     Joseph P. President
     Joyce,    Senior Vice     Senior Vice President of
     Kevin M.  President       Putnam Mutual Funds Corp.
     Kamshad,  Senior Vice
     Omid      President
     Kay,      Senior Vice     Clerk, Director and Senior
     Karen R.  President       Vice President of Putnam
                               Fiduciary Trust Company
     Kirson,   Senior Vice
     Steven L. President
     Leichter, Senior Vice
     Jennifer  President
     E.
     Lindsey,  Senior Vice
     Jeffrey   President
     R.
     Lukens,   Senior Vice
     James W.  President
     Manning,  Senior Vice
     Howard K. President
     Matteis,  Senior Vice
     Andrew S. President
     McAuley,  Senior Vice
     Alexander President
     J.
     McDonald, Senior Vice
     Richard   President
     E.
     Meehan,   Senior Vice
     Thalia    President
     Mikami,   Senior Vice
     Darryl    President
     Mockard,  Senior Vice
     Jeanne L. President
     Morgan,   Senior Vice
     Kelly A.  President
     Mufson,   Senior Vice
     Michael   President
     J.
     Mullin,   Senior Vice
     Hugh H.   President
     Netols,   Senior Vice     Senior Vice President of
     Jeffrey   President       Putnam Fiduciary Trust
     W.                        Company
     Nguyen,   Senior Vice
     Triet M.  President
     Paine,    Senior Vice
     Robert M. President
     Pohl,     Senior Vice
     Charles   President
     G.
     Pollard,  Senior Vice
     Mark D.   President
     Powers,   Senior Vice
     Neil J.   President
     Quinton,  Senior Vice
     Keith P.  President
     Ray,      Senior Vice
     Christoph President
     er A.
     Reeves,   Senior Vice
     William   President
     H.
     Regan,    Senior Vice
     Anthony   President
     W.
     Rosalanko Senior Vice
     , Thomas  President
     J.
     Ruys de   Senior Vice     Senior Vice President of
     Perez,    President       Putnam Fiduciary Trust
     Charles                   Company
     A.
     Schwister Senior Vice     Senior Vice President of
     , Jay E.  President       Putnam Fiduciary Trust
                               Company
     Senter,   Senior Vice     Senior Vice President of
     Max S.    President       Putnam Fiduciary Trust
                               Company
     Simon,    Senior Vice
     Sheldon   President
     N.
     Smith     Senior Vice
     Jr., Leo  President
     J.
     Smith,    Senior Vice
     Margaret  President
     D.
     Storkerso Senior Vice     Senior Vice President of
     n, John   President       Putnam Fiduciary Trust
     K.                        Company
     Strumpf,  Senior Vice
     Casey     President
     Sullivan, Senior Vice
     Roger R.  President
     Swanberg, Senior Vice
     Charles   President
     H.
     Swift,    Senior Vice
     Robert    President
     Taubes,   Senior Vice     Senior Vice President of
     Kenneth   President       Putnam Fiduciary Trust
     J.                        Company
     Thomas,   Senior Vice
     David K.  President
     Tibbetts, Senior Vice     Senior Vice President of
     Richard   President       Putnam Mutual Funds Corp.
     B.
     Till,     Senior Vice
     Hilary F. President
     Van       Senior Vice
     Vleet,    President
     Charles
     C.
     Verani,   Senior Vice     Senior Vice President of
     John R.   President       Putnam Fiduciary Trust
                               Company
     Weinstein Senior Vice
     , Michael President
     R.
     Weiss,    Senior Vice
     Manuel    President
     Schultz,  Senior Vice
     Mitchell  President
     D.
     Wheeler,  Senior Vice
     Diane     President
     D.F.
     Wyke,     Senior Vice
     Richard   President
     P.
     Zukowski, Senior Vice
     Gerald S. President
     Svensson, Senior Vice
     Lisa A.   President
     Atkin,    Senior Vice
     Michael   President
     J.
     Bakshi,   Senior Vice
     Manjit S. President
     Bamford,  Senior Vice
     Dolores   President
     Snyder
     Cronin,   Senior Vice     Senior Vice President of
     Kevin M.  President       Putnam Fiduciary Trust
                               Company
     Holding,  Senior Vice
     Pamela    President
     Kobylarz, Senior Vice
     Jeffrey,  President
     J.
     Koontz,   Senior Vice     Senior Vice President of
     Jill A.   President       Putnam Mutual Funds Corp.
     Korn,     Senior Vice
     Karen A.  President
     Kuenstner Senior Vice
     , Deborah President
     F.
     Madore,   Senior Vice     Senior Vice President of
     Robert A. President       Putnam Fiduciary Trust
                               Company
     Malloy,   Senior Vice
     Julie M.  President
     Minn,     Senior Vice
     Seung, H. President
     Oler,     Senior Vice
     Stephen   President
     S.
     Perry,    Senior Vice
     William   President
     Peters,   Senior Vice
     Carmel    President
     Santos,   Senior Vice     Senior Vice President of
     David J.  President       Putnam Fiduciary Trust
                               Company
     Scordato, Senior Vice     Senior Vice President of
     Christine President       Putnam Mutual Funds Corp.
     A.
     Silk,     Senior Vice
     David M.  President
     Stairs,   Senior Vice
     George W. President
     Troped,   Senior Vice     Senior Vice President of
     Bonnie L. President       Putnam Mutual Funds Corp.
     Whalen,   Senior Vice     Senior Vice President of
     Edward F. President       Putnam Mutual Funds Corp.
     Yogg,     Senior Vice
     Michael   President
     R.

      (I) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of
    November, 1997, Investment Management Company managed, advised, and/or administered the following 101 funds and fund portfolios (having an aggregate net asset value of
                 approximately $178 billion):





                                                       (As
                                                        of
                                                       the
                                                       end
                                                        of
                                                     Novem
                                                      ber,
                                                     1997)
           Name            Month/Da Principa  Total  Net
                           te/Year      l      Net  Asset
                           Establis Characte  Asset Value
                             hed     ristics  Value  per
                                               ($   share
                                             million ($)
                                                )

The George Putnam Fund of  11/5/37  Open/Equ  2,536.4  17.68
Boston; A                           ity
The George Putnam Fund of  4/24/92  Open/Equ   922.9  17.57
Boston; B                           ity
The George Putnam Fund of  12/1/94  Open/Equ   213.0  17.56
Boston; M                           ity
The George Putnam Fund of   1/1/94  Open/Equ   366.3  17.70
Boston; Y                           ity
Putnam Arizona Tax Exempt  1/30/91  Open/Bon   122.7   9.22
Income Fund; A                      d
Putnam Arizona Tax Exempt  7/15/93  Open/Bon    29.1   9.21
Income Fund; B                      d
Putnam Arizona Tax Exempt   7/3/95  Open/Bon     0.5   9.24
Income Fund; M                      d
Putnam American Government  3/1/85  Open/Bon  1,532.0   8.70
Income Fund; A                      d
Putnam American Government 5/20/94  Open/Bon    32.8   8.67
Income Fund; B                      d
Putnam American Government 2/14/95  Open/Bon     1.2   8.72
Income Fund; M                      d
Putnam Asia Pacific Growth 2/20/91  Open/Equ   454.0  11.63
Fund; A                             ity
Putnam Asia Pacific Growth  6/1/93  Open/Equ   162.6  11.42
Fund; B                             ity
Putnam Asia Pacific Growth  2/1/95  Open/Equ     8.0  11.52
Fund; M                             ity
Putnam Asset Allocation:    2/7/94  Open/Bal   709.0  11.90
Balanced Portfolio; A               anced
Putnam Asset Allocation:   2/11/94  Open/Bal   438.6  11.83
Balanced Portfolio; B               anced
Putnam Asset Allocation:    9/1/94  Open/Bal    73.9  11.78
Balanced Portfolio; C               anced
Putnam Asset Allocation:    2/6/95  Open/Bal    48.5  11.88
Balanced Portfolio; M               anced
Putnam Asset Allocation:   7/14/94  Open/Bal   221.5  11.91
Balanced Portfolio; Y               anced
Putnam Asset Allocation:    2/7/94  Open/Bal   306.2  10.42
Conservative Portfolio; A           anced
Putnam Asset Allocation:   2/18/94  Open/Bal   139.9  10.38
Conservative Portfolio; B           anced
Putnam Asset Allocation:    9/1/94  Open/Bal    30.5  10.35
Conservative Portfolio; C           anced
Putnam Asset Allocation:    2/7/95  Open/Bal    12.5  10.38
Conservative Portfolio; M           anced
Putnam Asset Allocation:   7/14/94  Open/Bal    19.0  10.43
Conservative Portfolio; Y           anced
Putnam Asset Allocation:    2/8/94  Open/Bal   528.0  13.14
Growth Portfolio; A                 anced
Putnam Asset Allocation:   2/16/94  Open/Bal   359.0  12.95
Growth Portfolio; B                 anced
Putnam Asset Allocation:    9/1/94  Open/Bal    71.6  12.87
Growth Portfolio; C                 anced
Putnam Asset Allocation:    2/1/95  Open/Bal    37.0  12.98
Growth Portfolio; M                 anced
Putnam Asset Allocation:   7/14/94  Open/Bal   222.1  13.22
Growth Portfolio; Y                 anced
Putnam Balanced Retirement 4/19/85  Open/Bal   534.5  10.35
Fund; A                             anced
Putnam Balanced Retirement  2/1/94  Open/Bal    78.0  10.30
Fund; B                             anced
Putnam Balanced Retirement 3/17/95  Open/Bal     7.7  10.29
Fund; M                             anced
Putnam California Tax      4/29/83  Open/Bon  3,086.4   8.73
Exempt Income Fund; A               d
Putnam California Tax       1/4/93  Open/Bon   581.9   8.72
Exempt Income Fund; B               d
Putnam California Tax      2/14/95  Open/Bon    13.2   8.72
Exempt Income Fund; M               d
Putnam VT Asia Pacific      5/1/95  Open/Equ   114.5   9.33
Growth Fund                         ity
Putnam VT Diversified      9/15/93  Open/Bon   599.0  11.51
Income Fund                         d
Putnam VT Global Growth     5/1/90  Open/Equ  1,601.1  18.13
Fund                                ity
Putnam VT  Global Asset     2/1/88  Open/Bal   942.8  18.43
Allocation Fund                     anced
Putnam VT Growth and        2/1/88  Open/Bal  8,165.7  27.98
Income Fund                         anced
Putnam VT High Yield Fund   2/1/88  Open/Bon   975.0  13.46
                                   d
Putnam VT Money Market      2/1/88  Open/Bon   451.0   1.00
Fund                                d
Putnam VT New               5/2/94  Open/Equ  2,803.9  20.80
Opportunities Fund                  ity
Putnam VT U.S. Government   2/1/88  Open/Bon   779.7  13.31
and High Quality Bond Fund          d
Putnam VT Utilities Growth  5/1/92  Open/Bal   775.6  16.27
and Income Fund                     anced
Putnam VT Voyager Fund      2/1/88  Open/Equ  4,399.6  38.17
                                   ity
Putnam Capital              8/5/93  Open/Equ   957.0  21.85
Appreciation Fund; A                ity
Putnam Capital             11/2/94  Open/Equ  1,028.9  21.57
Appreciation Fund; B                ity
Putnam Capital             1/22/96  Open/Equ    81.0  21.63
Appreciation Fund; M                ity
Putnam Convertible Income- 6/29/72  Open/Bal  1,192.4  28.31
Growth Trust; A                     anced
Putnam Convertible Income- 7/15/93  Open/Bal   262.1  28.09
Growth Trust; B                     anced
Putnam Convertible Income- 3/13/95  Open/Bal    15.2  28.17
Growth Trust; M                     anced
Putnam Diversified Equity   7/1/94  Open/Equ   244.7  12.16
Trust; A                            ity
Putnam Diversified Equity   7/2/94  Open/Equ   300.4  12.07
Trust; B                            ity
Putnam Diversified Equity   7/3/95  Open/Equ    22.6  12.10
Trust; M                            ity
Putnam Diversified Income  10/3/88  Open/Bon  2,086.3  12.56
Trust; A                            d
Putnam Diversified Income   3/1/93  Open/Bon  2,329.7  28.95
Trust; B                            d
Putnam Diversified Income  12/1/94  Open/Bon   600.7  12.52
Trust; M                            d
Putnam Diversified Income  7/11/96  Open/Bon    18.3  12.56
Trust ; Y                           d
Putnam Equity Income Fund; 6/15/77  Open/Bal   878.6  16.04
A                                   anced
Putnam Equity Income Fund; 9/13/93  Open/Bal   463.1  15.95
B                                   anced
Putnam Equity Income Fund; 12/2/94  Open/Bal    48.8  15.96
M                                   anced
Putnam Europe Growth Fund;  9/7/90  Open/Equ   399.5  19.70
A                                   ity
Putnam Europe Growth Fund;  2/1/94  Open/Equ   320.7  19.23
B                                   ity
Putnam Europe Growth Fund; 12/1/94  Open/Equ    19.3  19.55
M                                   ity
Putnam Florida Tax Exempt  8/24/90  Open/Bon   235.4   9.39
Income Fund; A                      d
Putnam Florida Tax Exempt   1/4/93  Open/Bon    65.7   9.39
Income Fund; B                      d
Putnam Florida Tax Exempt   5/1/95  Open/Bon     1.7   9.38
Income Fund; M                      d
Putnam Federal Income       6/2/86  Open/Bon   346.0  10.21
Trust; A                            d
Putnam Federal Income       6/6/94  Open/Bon    12.1  10.17
Trust; B                            d
Putnam Federal Income      4/12/95  Open/Bon   346.0  10.21
Trust; M                            d
Putnam Global Governmental  6/1/87  Open/Bon   307.5  13.66
Income Trust; A                     d
Putnam Global Governmental  2/1/94  Open/Bon    40.5  13.61
Income Trust; B                     d
Putnam Global Governmental 3/17/95  Open/Bon     2.4  13.61
Income Trust; M                     d
Putnam Global Growth Fund;  9/1/67  Open/Equ  2,304.3  12.13
A                                   ity
Putnam Global Growth Fund; 4/27/92  Open/Equ  1,468.3  11.73
B                                   ity
Putnam Global Growth Fund;  3/1/95  Open/Equ    39.1  12.02
M                                   ity
Putnam Global Growth Fund; 6/15/94  Open/Equ    37.0  12.30
Y                                   ity
Putnam Growth and Income    1/5/95  Open/Bal  1,051.5  14.88
Fund II; A                          anced
Putnam Growth and Income    1/5/95  Open/Bal  1,242.7  14.77
Fund II; B                          anced
Putnam Growth and Income    1/5/95  Open/Bal   152.2  14.82
Fund II; M                          anced
The Putnam Fund for Growth 11/6/57  Open/Bal  17,037.  21.72
and Income; A                       anced          0
The Putnam Fund for Growth 4/27/92  Open/Bal  14,166.  21.47
and Income; B                       anced          2
The Putnam Fund for Growth  5/1/95  Open/Bal   368.0  21.61
and Income; M                       anced
The Putnam Fund for Growth 6/15/94  Open/Bal   729.2  21.75
and Income; Y                       anced
Putnam High Yield          3/25/86  Open/Bon  1,436.1   9.95
Advantage Fund; A                   d
Putnam High Yield          5/16/94  Open/Bon  1,142.3   9.91
Advantage Fund; B                   d
Putnam High Yield          12/1/94  Open/Bon  2,029.2   9.94
Advantage Fund; M                   d
Putnam High Yield Trust; A 2/14/78  Open/Bon  3,266.7  13.00
                                   d
Putnam High Yield Trust; B  3/1/93  Open/Bon  1,221.7  12.95
                                   d
Putnam High Yield Trust; M  7/3/95  Open/Bon    22.8  12.99
                                   d
Putnam Health Sciences     5/28/82  Open/Equ  1,867.4  60.07
Trust; A                            ity
Putnam Health Sciences      3/1/93  Open/Equ   690.4  58.58
Trust; B                            ity
Putnam Health Sciences      7/3/95  Open/Equ    29.4  59.62
Trust; M                            ity
Putnam Income Fund; A      11/1/54  Open/Bon  1,298.7   7.11
                                   d
Putnam Income Fund; B       3/1/93  Open/Bon   406.0   7.08
                                   d
Putnam Income Fund; M      12/14/94 Open/Bon   585.1   7.08
                                   d
Putnam Income Fund; Y      2/12/94  Open/Bon   171.8   7.12
                                   d
Putnam Intermediate U.S.   2/16/93  Open/Bon   136.8   4.90
Government Income Fund; A           d
Putnam Intermediate U.S.   2/16/93  Open/Bon    67.9   4.90
Government Income Fund; B           d
Putnam Intermediate U.S.    4/3/95  Open/Bon     7.0   4.91
Government Income Fund; M           d
Putnam International New    1/3/95  Open/Equ   748.3  12.07
Opportunities Fund; A               ity
Putnam International New   7/21/95  Open/Equ   941.8  11.92
Opportunities Fund; B               ity
Putnam International New   7/21/95  Open/Equ    79.0  11.98
Opportunities Fund; M               ity
Putnam Investors Fund; A   12/1/25  Open/Equ  1,876.1  12.25
                                   ity
Putnam Investors Fund; B    3/1/93  Open/Equ   358.9  11.85
                                   ity
Putnam Investors Fund; M   12/2/94  Open/Equ    38.3  12.10
                                   ity
Putnam Investors Fund; Y   11/30/96 Open/Equ    86.7  12.28
                                   ity
Putnam Massachusetts Tax   10/23/89 Open/Bon   286.3   9.54
Exempt Income Fund; A               d
Putnam Massachusetts Tax   7/15/93  Open/Bon    97.8   9.54
Exempt Income Fund; B               d
Putnam Massachusetts Tax   5/12/95  Open/Bon     2.3   9.54
Exempt Income Fund; M               d
Putnam Michigan Tax Exempt 10/23/89 Open/Bon   144.1   9.33
Income Fund; A                      d
Putnam Michigan Tax Exempt 7/15/93  Open/Bon    37.8   9.32
Income Fund; B                      d
Putnam Michigan Tax Exempt 4/17/95  Open/Bon     1.1   9.33
Income Fund; M                      d
Putnam Minnesota Tax       10/23/89 Open/Bon   101.0   9.13
Exempt Income Fund; A               d
Putnam Minnesota Tax       7/15/93  Open/Bon    39.6   9.10
Exempt Income Fund; B               d
Putnam Minnesota Tax        4/3/95  Open/Bon     1.8   9.13
Exempt Income Fund; M               d
Putnam Money Market Fund;  10/1/76  Open/Bon  2,068.1   1.00
A                                   d
Putnam Money Market Fund;  4/27/92  Open/Bon   461.4   1.00
B                                   d
Putnam Money Market Fund;  12/8/94  Open/Bon    65.2   1.00
M                                   d
Putnam Municipal Income    5/22/89  Open/Bon   821.1   9.21
Fund; A                             d
Putnam Municipal Income     1/4/93  Open/Bon   494.0   9.20
Fund; B                             d
Putnam Municipal Income    12/1/94  Open/Bon    14.6   9.21
Fund; M                             d
Putnam New Jersey Tax      2/20/90  Open/Bon   225.0   9.24
Exempt Income Fund; A               d
Putnam New Jersey Tax       1/4/93  Open/Bon    88.3   9.23
Exempt Income Fund; B               d
Putnam New Jersey Tax       5/1/95  Open/Bon     0.7   9.24
Exempt Income Fund; M               d
Putnam New York Tax Exempt  9/2/83  Open/Bon  1,726.7   9.02
Income Fund; A                      d
Putnam New York Tax Exempt  1/4/93  Open/Bon   227.8   9.00
Income Fund; B                      d
Putnam New York Tax Exempt 4/10/95  Open/Bon     1.8   9.02
Income Fund; M                      d
Putnam New York Tax Exempt 11/7/90  Open/Bon   165.1   9.12
Opportunities Fund; A               d
Putnam New York Tax Exempt  2/1/94  Open/Bon    58.1   9.11
Opportunities Fund; B               d
Putnam New York Tax Exempt 2/10/95  Open/Bon     2.4   9.10
Opportunities Fund; M               d
Putnam Global Natural      7/24/80  Open/Equ   288.3  21.77
Resources Fund; A                   ity
Putnam Global Natural       2/1/94  Open/Equ   144.9  21.37
Resources Fund; B                   ity
Putnam Global Natural       7/3/95  Open/Equ     8.7  21.61
Resources Fund; M                   ity
Putnam New Opportunities   8/31/90  Open/Equ  8,290.1  48.82
Fund; A                             ity
Putnam New Opportunities    3/1/93  Open/Equ  6,832.0  47.15
Fund; B                             ity
Putnam New Opportunities   12/1/94  Open/Equ   373.6  48.10
Fund; M                             ity
Putnam New Opportunities   7/19/94  Open/Equ   314.7  49.25
Fund; Y                             ity
Putnam Ohio Tax Exempt     10/23/89 Open/Bon   184.0   9.19
Income Fund; A                      d
Putnam Ohio Tax Exempt     7/15/93  Open/Bon    51.3   9.18
Income Fund; B                      d
Putnam Ohio Tax Exempt      4/3/95  Open/Bon     1.6   9.19
Income Fund; M                      d
Putnam OTC & Emerging      11/1/82  Open/Equ  2,219.6  15.82
Growth Fund; A                      ity
Putnam OTC & Emerging      7/15/93  Open/Equ  1,141.4  15.22
Growth Fund; B                      ity
Putnam OTC & Emerging      12/2/94  Open/Equ   192.0  15.55
Growth Fund; M                      ity
Putnam OTC & Emerging      7/12/96  Open/Equ    97.9  15.89
Growth Fund; Y                      ity
Putnam International       2/28/91  Open/Equ  1,042.2  17.49
Growth Fund; A                      ity
Putnam International        6/1/94  Open/Equ   736.3  17.19
Growth Fund; B                      ity
Putnam International       12/1/94  Open/Equ    87.7  17.37
Growth Fund; M                      ity
Putnam International       7/12/96  Open/Equ    99.5  17.54
Growth Fund; Y                      ity
Putnam Pennsylvania Tax    7/21/89  Open/Bon   188.8   9.44
Exempt Income Fund; A               d
Putnam Pennsylvania Tax    7/15/93  Open/Bon    83.1   9.43
Exempt Income Fund; B               d
Putnam Pennsylvania Tax     7/3/95  Open/Bon     1.3   9.45
Exempt Income Fund; M               d
Putnam Preferred Income     1/4/84  Open/Bon   116.2   9.00
Fund; A                             d
Putnam Preferred Income    4/20/95  Open/Bon     7.5   8.98
Fund; M                             d
Putnam Tax - Free Income   9/20/93  Open/Bon   216.0  15.38
Trust                               d
Tax - Free High Yield
Fund; A
Putnam Tax - Free Income    9/9/85  Open/Bon   336.0  15.40
Trust                               d
Tax - Free High Yield Fund
B
Putnam Tax - Free Income   12/29/94 Open/Bon     1.5  15.38
Trust                               d
Tax - Free High Yield Fund
M
Putnam Tax - Free Income   9/30/93  Open/Bon   620.5  15.42
Trust                               d
Tax - Free Insured Fund; A
Putnam Tax - Free Income    9/9/85  Open/Bon  1,385.6  14.53
Trust                               d
Tax - Free Insured Fund; B
Putnam Tax - Free Income    6/1/95  Open/Bon    18.2  14.51
Trust                               d
Tax - Free Insured Fund; M
Putnam Tax Exempt Income   12/31/76 Open/Bon  2,039.4   9.14
Fund; A                             d
Putnam Tax Exempt Income    1/4/93  Open/Bon   249.4   9.14
Fund; B                             d
Putnam Tax Exempt Income   2/16/95  Open/Bon     9.0   9.16
Fund; M                             d
Putnam Tax Exempt Money    10/26/87 Open/Bon    85.7   1.00
Market Fund                         d
Putnam U.S. Government      2/8/84  Open/Bon  2,118.0  13.06
Income Trust; A                     d
Putnam U.S. Government     4/27/92  Open/Bon  1,286.3  13.01
Income Trust; B                     d
Putnam U.S. Government      2/6/95  Open/Bon     9.6  13.05
Income Trust; M                     d
Putnam U.S. Government     4/11/94  Open/Bon     6.7  13.05
Income Trust; Y                     d
Putnam Utilities Growth    11/19/90 Open/Bal   698.2  13.29
and Income Fund; A                  anced
Putnam Utilities Growth    4/27/92  Open/Bal   710.3  13.21
and Income Fund; B                  anced
Putnam Utilities Growth     3/1/95  Open/Bal    13.1  13.27
and Income Fund; M                  anced
Putnam Vista Fund; A        6/3/68  Open/Equ  2,713.6  12.51
                                   ity
Putnam Vista Fund; B        3/1/93  Open/Equ  1,289.8  12.05
                                   ity
Putnam Vista Fund; M       12/1/94  Open/Equ   104.9  12.82
                                   ity
Putnam Vista Fund; Y       3/28/95  Open/Equ   246.2  12.62
                                   ity
Putnam Voyager Fund II; A  4/14/93  Open/Equ   512.5  18.71
                                   ity
Putnam Voyager Fund II; B  10/2/95  Open/Equ   479.7  18.40
                                   ity
Putnam Voyager Fund II; M  10/2/95  Open/Equ    57.8  18.53
                                   ity
Putnam Voyager Fund; A      4/1/96  Open/Equ  11,467.  19.84
                                   ity            5
Putnam Voyager Fund; B     4/27/92  Open/Equ  6,001.4  18.87
                                   ity
Putnam Voyager Fund; M     12/1/94  Open/Equ   256.3  19.54
                                   ity
Putnam Voyager Fund; Y      4/1/94  Open/Equ  1,215.0  20.08
                                   ity
Putnam California          11/27/92 Closed/B    87.3  18.96
Investment Grade Municipal          ond
Trust
Putnam Convertible         6/29/95  Closed/B    99.5  26.88
Opportunities and Income            ond
Trust
Putnam Dividend Income     9/28/89  Closed/B   125.3  11.58
Fund                                ond
Putnam High Income          7/9/87  Closed/B   137.7  10.27
Convertible and Bond Fund           ond
Putnam Intermediate        6/27/88  Closed/B   554.0   8.61
Government Income Trust             ond
Putnam Investment Grade    10/26/89 Closed/B   388.7  18.83
Municipal Trust                     ond
Putnam Investment Grade    11/27/92 Closed/B   253.6  18.99
Municipal Trust II                  ond
Putnam Investment Grade    11/29/93 Closed/B    63.6  15.87
Municipal Trust III                 ond
Putnam Managed High Yield  6/25/93  Closed/B   110.2  14.67
Trust                               ond
Putnam Managed Municipal   2/24/89  Closed/B   630.1  13.73
Income Trust                        ond
Putnam Master Income Trust 12/28/87 Closed/B   490.5   9.24
                                   ond
Putnam Master Intermediate 4/29/88  Closed/B   332.4   8.65
Income Trust                        ond
Putnam Municipal           5/28/93  Closed/B   347.1  21.48
Opportunities Trust                 ond
Putnam New York Investment 11/27/92 Closed/B    50.0  17.55
Grade Municipal Trust               ond
Putnam Premier Income      2/29/88  Closed/B  1,238.1   8.83
Trust                               ond
Putnam Tax - Free Heath    6/29/92  Closed/B   206.2  14.94
Care Fund                           ond
Putnam American            10/2/95  Open/Equ   165.2  13.28
Renaissance Fund; A                 ity
Putnam Diversified Income  2/19/95  Open/Bon    49.4   8.64
Trust II; A                         d
Putnam Diversified Income  2/19/96  Open/Bon    71.9   8.64
Trust II; B                         d
Putnam Diversified Income  2/19/96  Open/Bon     8.4   8.65
Trust II; M                         d
Putnam High Yield Total     1/1/97  Open/Bon    13.5   9.04
Return Fund; A                      d
Putnam High Yield Total     1/1/97  Open/Bon    18.0   9.03
Return Fund; B                      d
Putnam High Yield Total     1/1/97  Open/Bon     1.9   9.04
Return Fund; M                      d
Putnam VT International     1/1/97  Open/Bal   191.6  11.68
Growth and Income                   anced
Putnam VT International     1/1/97  Open/Equ   103.2   9.82
New Opportunities Fund              ity
Putnam VT International     1/1/97  Open/Equ   140.4  11.46
Growth Fund                         ity
Putnam Balanced Fund       10/2/95  Open/Bal     2.8  11.93
                                   anced
Putnam Emerging Markets    10/2/95  Open/Equ    43.2   9.33
Fund; A                             ity
Putnam Emerging Markets    10/2/95  Open/Equ    34.7   9.26
Fund; B                             ity
Putnam Emerging Markets    10/2/95  Open/Equ    27.8  10.81
Fund; M                             ity
Putnam California Tax      10/26/87 Open        32.5   1.00
Exempt Money Market Fund
Putnam High Yield          5/25/89  Closed     246.8  11.31
Municipal Trust
Putnam New York Tax Exempt 10/26/87 Open        44.2   1.00
Money Market Fund
Putnam International        8/1/96  Open       271.0  10.84
Growth and Income Fund;  A
Putnam International        8/1/96  Open       276.3  10.79
Growth and Income Fund;  B
Putnam International        8/1/96  Open        27.8  10.81
Growth and Income Fund;  M
Putnam Research Fund       10/2/95  Open        10.3  13.71
Putnam New Value Fund;  A   1/3/95  Open       465.4  15.01
Putnam New Value Fund;  B  2/26/96  Open       453.1  14.84
Putnam New Value Fund;  M  2/26/96  Open        51.7  14.90
Putnam Global Growth and    1/3/95  Open         9.5  12.04
Income Fund
Putnam International Fund  12/28/95 Open         3.7   9.63
Putnam Japan Fund          12/28/95 Open         2.3   5.41
Putnam International       12/28/95 Open        51.0  11.57
Voyager Fund;  A
Putnam International       10/30/96 Open        44.1  11.49
Voyager Fund;  B
Putnam International       10/30/96 Open         5.0  11.52
Voyager Fund;  M
Putnam VT New Value Fund    1/2/97  Open       184.1  11.76
Putnam VT Vista Fund        1/2/97  Open       156.0  11.97




(J)  Miscellaneous

     1.   Election and Removal of Directors
          Directors of Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with Articles of Organization and By-Laws of Investment
     Management Company.

     2.   Results of operations
          Officers are elected by the Board of Directors.  The
     Board of Directors may remove any officer without cause.

     3.   Supervision by SEC of Changes in Directors and
     Certain Officers
          Putnam files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.

     4. Amendment to the Articles of Organization, Transfer of Business and Other Important Matters.

          a.   Articles of Organization of Investment
               Management Company may be amended, under the General Corporation Law of The Commonwealth of
               Massachusetts, by appropriate shareholders' vote.

          b.   Under the General Corporation Law of The
               Commonwealth of Massachusetts, transfer of business requires a vote of 2/3 of the stockholders entitled to vote thereon.

          c. Investment Management Company has no direct subsidiaries.

     5.   Litigation, etc.
          There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.


III. OUTLINE OF THE OTHER RELATED COMPANIES

(A) Putnam Fiduciary Trust Company (the Transfer Agent, Shareholder Service Agent and Custodian)
     (1) Amount of Capital
          U.S.$39,996,454 (approximately Yen5.1 billion) as of the end of November, 1997
     (2)  Description of Business
          Putnam Fiduciary Trust Company is a Massachusetts trust company and is a wholly-owned subsidiary of Putnam Investments, Inc., parent of Putnam. Putnam Fiduciary Trust Company has been providing paying agent and shareholder service agent services to mutual funds, including the Fund, since its inception and custody services since 1990.
     (3) Outline of Business Relationship with the Fund Putnam Fiduciary Trust Company provides transfer agent services, shareholder services and custody services to the Fund.

(B)  Putnam Mutual Funds Corp. (the Principal Underwriter)
     (1) Amount of Capital
          U.S.$186,573,823 (approximately Yen23.7 billion) as of the end of November, 1997
     (2)  Description of Business
          Putnam Mutual Funds Corp. is the Principal
          Underwriter of the shares of Putnam Funds including the Fund.
     (3) Outline of Business Relationship with the Fund Putnam Mutual Funds Corp. engages in providing marketing services to the Fund.

(C) Yamatane Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)
     (1)  Amount of Capital
          Yen15 billion as of the end of November, 1997
     (2)  Description of Business
          Yamatane Securities Co., Ltd.is a diversified securities company in Japan. Also, it engages the fund units for the investment trust funds of Dai-Ichi Kangyo Asahi Investment Trust Management Co., Ltd.,Sakura Investment Trust Management Co., Ltd., Nissei Investment Trust Management Co., Ltd., NCG Investment Trust Management Co., Ltd., Nomura Asset Management Co., Ltd. and Goldman Sachs Investment Trust Management Co., Ltd., etc. and acts as the Agent Securities Company and engages in handling the sales and repurchase for Fidelity Funds International Fund.
     (3) The Company acts as a Distributor in Japan and Agent Securities Company for the Fund in connection with the offering of shares in Japan.

(D)  Capital Relationships
          100% of the shares of Putnam Investment Management, Inc. are held by Putnam Investments, Inc.

(E)  Interlocking Directors and Auditors
          Names and functions of officers of the Fund who also are officers of the related companies are as follows:
                                             (as of the filing
date)
     Name of                   Investment      Transfer Agent
     Officer                   Management      and
     or        Fund            Company         Shareholder
     Trustee                                   Service Agent
     George    Chairman and    Chairman and         None
     Putnam    Trustee         Director
     Charles   Executive Vice  Managing             None
     E. Porter President       Director
     Patricia  Senior Vice     Senior Vice          None
     C.        President       President
     Flaherty
     Lawrence  Trustee and     President and        None
     J. Lasser Vice President  CEO
     Gordon H. Vice President  Senior             Director
     Silver                    Managing
                               Director
     Gary N.   Vice President  Senior               None
     Coburn                    Managing
                               Director
     John R.   Vice President  Senior Vice          None
     Verani                    President
     Gail S.   Vice President  Senior Vice          None
     Attridge                  President
     D.        Vice President  Managing             None
     William                   Director
     Kohli
     Michael   Vice President  Managing             None
     Martino                   Director
     Kenneth   Vice President  Senior Vice          None
     J. Taubes                 President
     William   Vice President  Managing             None
     J. Curtin                 Director
     David L.  Vice President  Managing             None
     Waldman                   Director
IV.  FINANCIAL CONDITION OF THE FUND

1.   FINANCIAL STATEMENTS

     [Omitted, in Japanese version, financial statements of the Fund and Japanese translations thereof are incorporated here]
     Financial highlights
          The following table presents per share financial information for class M shares. This information has been audited and reported on by the Fund's independent accountants. Financial statements included in the Fund's annual report to shareholders for the 1997 fiscal year are presented in their entirety in this SRS. The Fund's annual report is available without charge upon request.

Financial highlights (for a share outstanding throughout the period)


For the Period
                                               Year ended
Year ended   December 1, 1994+
                                         September 30
September 30      to September 30

                                                   1997
1996                 1995



Class M


Net asset value, beginning of$12.27   $11.97        $11.34
  period


Investment operations


Net investment income         .82(c)     .86         .78
Net realized and unrealized gain (loss)
on investments                .43        .31         .63


Total from investment operations        1.25         1.17
1.41


Less Distributions
From net investment income   (.85)      (.87)       (.65)
In excess of net investment income        -            -   -
From net realized gain on investments     -            -   -
In excess of net realized gain on         -            -   -
investments  Return of Capital            -            -
(.13)


Total distributions          (.85)      (.87)       (.78)


Net asset value, end of period        $12.67        $12.27
$11.97

10.59
Total investment return     10.59      10.12        12.90*
at net asset value (%) (a)


Net assets, end of period  $513,351     $46,327     $14,751
(in thousands)


Ratio of expenses to average net
  assets (%) (b)             1.24       1.28        1.07*
Ratio of net investment income          6.88         7.09
6.30*
  to average net assets (%)
Portfolio turnover (%)     250.93     304.39        235.88

(+)  Commencement of operations
(*)  Not annualized.

 (a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (b) The ratio of expenses to average net assets for periods ended on or after September 30, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

2.   CONDITION OF THE FUND
      (a) Statement of Net Assets





                                (As of the end of November, 1997)

                                                            U.S.  Invest-
                                                                 Dollar
                          Kind of           Inte  Par Value Acquisition  Current ent
                                            rest
     Name of Securities    Issue  Maturity  Rate   (1,000)  curr  Cost    Value   Ratio
                                             (%)            ency                   (%)

1. GNMA                   U.S.      2024-2027    7    385,131 USD   387,855   #######   7.7
                        Governmen            1/2                   ,652        ##
                        t
2. GNMA                   U.S.      2025-2027    8    150,425 USD   156,133   #######   3.1
                        Governmen            1/2                   ,865        ##
                        t
3. France Treasury bill   Foreign     2002       4    887,125 FRF   143,851   #######   2.9
                        Bonds                3/4                   ,680        ##
4. Brazil (Government     Brady       2014       4    188,681 BRL   323,248   #######   2.8
  of)                    Bonds                                      ,821        ##
5. U.S. Treasury Notes    U.S.        2026       6    116,445 USD   110,004   #######   2.4
                        Governmen            1/2                   ,136        ##
                        t
6. U.S. Treasury Notes    U.S.        2006       6    111,342 USD   109,404   #######   2.3
                        Governmen            1/2                   ,695        ##
                        t
7. United Kingdom         Foreign     2006       7     58,515 USD   106,656   #######   2.1
  Treasury Bond          Bonds                1/2                   ,260        ##
8. United Mexican States  Foreign     2019       6    129,071 USD   100,180   #######   2.1
                        Bonds                1/4                   ,509        ##
9. FNMA                   U.S.        2027       6     98,140 GBP   95,840,   96,238,   1.9
                        Governmen            1/2                    219       425
                        t
10 U.S. Treasury Notes    U.S.        2006       7     86,550 MXP   92,351,   92,824,   1.8
 .                        Governmen                                   695       875
                        t
11 GNMA                   U.S.        2027       5     75,425 USD   75,134,   75,389,   1.5
 .                        Governmen            1/2                    530       550
                        t
12 Canada (Government     Foreign     2007       7     94,850 USD   75,574,   74,644,   1.5
 .  of)                    Bonds                1/4                    314       912
13 GNMA                   U.S.        2027       7     74,431 USD   74,411,   74,641,   1.5
 .                        Governmen                                   613       300
                        t
14 U.S. Treasury Bonds    U.S.        2019       8     58,380 USD   66,580,   72,199,   1.4
 .                        Governmen            1/8                    884       714
                        t
15 Germany (Republic of)  Foreign     2007       6    121,370 CAD   67,813,   71,468,   1.4
 .                        Bonds                                       469       937
                                                            CAD   6109098
                                                                      0
16 New Zealand(           Foreign     2004       8    103,020 USD   70,093,   67,300,   1.3
 .  Government of)         Bonds                                       545       700
17 U.S. Treasury Notes    U.S.        2002       6     64,435 USD   64,067,   64,807,   1.3
 .                        Governmen                                   519       434
                        t
18 U.S. Treasury Notes    U.S.        1999       5     62,040 USD   61,966,   61,845,   1.2
 .                        Governmen            5/8                    499       815
                        t
19 U.S. Treasury Notes    U.S.        2027       6     53,720 DEM   57,522,   57,522,   1.1
 .                        Governmen            5/8                    302       302
                        t
20 Argentina (Republic    Brady       2005       4     58,202 NZD   59,332,   51,435,   1.0
 .  of)                    Bonds                1/5                    651       947
21 GNMA                   U.S.        2027       6     49,722 USD   50,219,   50,001,   1.0
 .                        Governmen                                   476       941
                        t
22 Bank of Economic       Foreign     1999       6     50,525 USD   48,815,   42,137,   0.8
 .  Affairs of Ru          Bonds                                       397       850
23 FNMA                   U.S.        2012       7     40,435 USD   40,902,   40,876,   0.8
 .                        Governmen                                   530       955
                        t
24 DBR Unity Fund Bonds   Foreign     2002       8     64,035 USD   41,329,   40,409,   0.8
 .                        Bonds                                       997       556
25 FHLMC                  U.S.      2011-2012    6     39,754 USD   39,325,   39,642,   0.8
 .                        Goverment            1/2                    781       275
26 FHLMC                  U.S.        2027       8     35,088 USD   36,645,   36,611,   0.7
 .                        Governmen            1/2                    315       872
                        t
27 Germany (Republic of)  Foreign     2027       6     59,650 ARP   34,699,   35,919,   0.7
 .                        Bonds                1/2                    783       078
28 United Kingdom         Foreign     2021       8     16,925 USD   57,832,   34,119,   0.7
 .  Treasury Bond          Bonds                                       407       444
29 Denmark (Goverment     Foreign     2026       6    219,430 USD   30,813,   30,736,   0.6
 .  of)                    Bonds                                       328       335
30 FHLMC                  U.S.        2012       7     30,026 USD   30,368,   30,382,   0.6
 .                        Government                                 484       409


V.   FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     [Omitted, in Japanese version, financial statements of the Investment Management Company and Japanese translations thereof are incorporated here.]
     [Financial Highlights will appear in this section and, in the Japanese prospectus, at the beginning of such prospectus as summary of the prospectus.]


VI.  SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT
     TRUST SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is Putnam Fiduciary Trust Company, P.O.Box 41203, Providence, RI 02940-1203, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Handling Securities Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          No provision is made.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Agreement and Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.


VII. REFERENCE INFORMATION

     The following documents in connection with the Fund were
     filed with MOF.
          May 12, 1997:            Securities Registration
     Statement
          May 22, 1997:            Amendment to Securities
     Registration Statement
          August 4, 1997:     Securities Registration
     Statement
          January 5, 1998:    Amendment to Securities
     Registration Statement












        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                          (NAV Sale)





















                PUTNAM DIVERSIFIED INCOME TRUST




        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Minister of Finance
                                                       Filing
                              Date of SRS:   February 4, 1998

Name of the Registrant Trust:      PUTNAM DIVERSIFIED INCOME
                              TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]_

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]_____

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377


                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM DIVERSIFIED
                              INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 220 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of 220 million
                              Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is 2,754.4 million U.S.
                              dollars (approximately Yen350
                              billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen127.20 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 28th November, 1997.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of 28th November, 1997 (U.S.$ 12.52) by 220 million Class M Shares for convenience.



    Places where a copy of this Amendment to the Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Amendment to Securities
             Registration Statement in Japanese is
              2 including front and back pages.)


I.   REASON FOR FILING THIS AMENDMENT TO SECURITIES
     REGISTRATION STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on August 4, 1997 due to the fact that the aforementioned Securities Report was filed today.
     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS (the page numbers refer to those of the Japanese original)

Part II.  INFORMATION CONCERNING ISSUER
          (page 4 of the original Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Securities
     Report:

 Before amendment               After amendment
 [Original Japanese SRS]        [Aforementioned Annual
Securities Report]

                                   I.  DESCRIPTION OF THE
                                   FUNDI.  DESCRIPTION OF
                                   THE FUND (the
                                   aforementioned Japanese
                                   Annual Securities Report,
                                   from page 1 to page 32)

                                   II. OUTLINE OF THE FUND
                                   II. OUTLINE OF THE TRUST
                                   (Ditto, from page 33 to
                                   page 67)

                                   III.OUTLINE OF THE OTHER
                                   III.OUTLINE OF THE OTHER
                                       RELATED COMPANIES
                                   RELATED COMPANIES (Ditto,
                                   from page 68 to page 69)

                                   IV. FINANCIAL CONDITIONS
                                   OF  IV. FINANCIAL
                                   CONDITIONS OF
                                       THE FUND     THE
                                   FUND (Ditto, from page 70
                                   to page 183)

                                   V.  SUMMARY OF INFORMATION
                                   VI. SUMMARY OF INFORMATION
                                       CONCERNING THE
                                   EXERCISE OF
                                   CONCERNING THE EXERCISE OF
                                       RIGHTS BY HOLDERS OF
                                   FOREIGN      RIGHTS BY
                                   HOLDERS OF FOREIGN
                                       INVESTMENT FUND
                                   SECURITIES
                                   INVESTMENT FUND SECURITIES
                                               (Ditto, page
                                   207)

VI.  MISCELLANEOUS              VII. REFERENCE INFORMATION
     (Ditto,                              page 207)

        Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1 = Yen127.20, the mean of the exchange rate quotations at The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on November 28, 1997, for convenience.

        Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

        Note 3:In this Report, "fiscal year" refers to a year from October 1 to September 30 of the following year.

Part III. SPECIAL INFORMATION
          (Ditto, page 191)
     II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT
     COMPANY of the Original SRS is ammended to to have the same contents as those provided in V. FINANCIAL
     CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY of the aforementioned Securities Report: